           AS FILED WITH THE SECURITIES AND EXCHANGE ON MARCH 25, 2008

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-08261

                              MEMBERS MUTUAL FUNDS
               (Exact name of registrant as specified in charter)

                            Pamela M. Krill, Esquire
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and address of agent for service)

        Registrant's telephone number including area code: (608) 238-5851

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS

                                                 (MEMBERS(TM) MUTUAL FUNDS LOGO)

MEMBERS(R) MUTUAL FUNDS
QUARTERLY PORTFOLIO HOLDINGS REPORT
JANUARY 31, 2008

CONSERVATIVE ALLOCATION FUND   LARGE CAP VALUE FUND
MODERATE ALLOCATION FUND       LARGE CAP GROWTH FUND
AGGRESSIVE ALLOCATION FUND     MID CAP VALUE FUND
CASH RESERVES FUND             MID CAP GROWTH FUND
BOND FUND                      SMALL CAP VALUE FUND
HIGH INCOME FUND               SMALL CAP GROWTH FUND
DIVERSIFIED INCOME FUND        INTERNATIONAL STOCK FUND

THIS MATERIAL IS FOR REPORTING PURPOSES ONLY AND SHALL NOT BE USED IN CONNECTION WITH A SOLICITATION, OFFER OR ANY PROPOSED SALE OR PURCHASE OF SECURITIES UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PORTFOLIO OF INVESTMENTS
   Conservative Allocation Fund .........................................     1
   Moderate Allocation Fund .............................................     2
   Aggressive Allocation Fund ...........................................     3
   Cash Reserves Fund ...................................................     4
   Bond Fund ............................................................     5
   High Income Fund .....................................................     9
   Diversified Income Fund ..............................................    14
   Large Cap Value Fund .................................................    19
   Large Cap Growth Fund ................................................    22
   Mid Cap Value Fund ...................................................    26
   Mid Cap Growth Fund ..................................................    30
   Small Cap Value Fund .................................................    32
   Small Cap Growth Fund ................................................    34
   International Stock Fund .............................................    37
NOTES TO PORTFOLIOS OF INVESTMENTS ......................................    42
OTHER INFORMATION .......................................................    47

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT FEDERALLY INSURED, INVOLVE INVESTMENT RISK, MAY LOSE VALUE AND ARE NOT OBLIGATIONS OF OR GUARANTEED BY THE CREDIT UNION. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report. For more complete information about MEMBERS Mutual Funds, including charges and expenses, request a prospectus from your registered representative or from MEMBERS Mutual Funds, P.O. Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The prospectus contains this and other information about the investment company. For current performance information, please call 1-800-877-6089 or visit our website at www.membersfunds.com. Current performance may be lower or higher than the performance data quoted herein. Past performance does not guarantee future results. MEMBERS Mutual Funds are distributed by CUNA Brokerage Services, Inc. Office of Supervisory Jurisdiction, 2000 Heritage Way, Waverly IA 50677, member FINRA/SIPC.

CONSERVATIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Shares                                                                (Note 1)
-------                                                              -----------
INVESTMENT COMPANIES - 98.64%

          DEBT SECURITIES - 57.87%
307,970   MEMBERS Bond Fund, Class Y (R)                             $ 3,076,617
316,722   MEMBERS High Income Fund, Class Y (R)                        2,194,886
404,160   Oppenheimer International Bond Fund                          2,651,292
236,586   T. Rowe Price Spectrum Income Fund                           2,860,320
210,215   Western Asset Intermediate Bond Portfolio                    2,207,262
                                                                     -----------
                                                                      12,990,377
                                                                     -----------
          EQUITY SECURITIES - 26.82%
202,040   MEMBERS Large Cap Growth Fund, Class Y (R)*                  3,105,354
135,335   MEMBERS Large Cap Value Fund, Class Y (R)                    2,021,912
140,415   MEMBERS Mid Cap Growth Fund, Class Y (R)                       893,040
                                                                     -----------
                                                                       6,020,306
                                                                     -----------
          FOREIGN SECURITIES - 12.76%
173,707   MEMBERS International Stock Fund, Class Y (R)                2,204,339
 24,754   Principal Investor Fund, Inc. -
          Principal International Emerging Markets Fund                  660,936
                                                                     -----------
                                                                       2,865,275
                                                                     -----------
          MONEY MARKET SECURITIES - 1.19%
266,082   SSgA Prime Money Market Fund                                   266,082
                                                                     -----------
          TOTAL INVESTMENT COMPANIES - 98.64%
          (Cost $22,448,807**)                                        22,142,040
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - 1.36%                                 305,065
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $22,447,105
                                                                     ===========

----------

*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $22,464,140.

(R)  Affiliated Company (see Note 6).

       See accompanying Notes to Portfolios of Investments.

MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Shares                                                                (Note 1)
-------                                                              -----------
INVESTMENT COMPANIES - 99.95%

          ALTERNATIVE ASSET CLASSES - 2.92%
 62,763   Ivy Global Natural Resources Fund                          $ 2,209,868
                                                                     -----------
          DEBT SECURITIES - 28.66%
747,750   MEMBERS Bond Fund, Class Y (R)                               7,470,027
540,250   MEMBERS High Income Fund, Class Y (R)                        3,743,930
801,256   Oppenheimer International Bond Fund                          5,256,242
432,946   T. Rowe Price Spectrum Income Fund                           5,234,315
                                                                     -----------
                                                                      21,704,514
                                                                     -----------
          EQUITY SECURITIES - 41.37%
101,681   American Beacon Large Cap Value Fund                         2,293,918
686,451   MEMBERS Large Cap Growth Fund, Class Y (R)*                 10,550,750
270,972   MEMBERS Large Cap Value Fund, Class Y (R)                    4,048,326
719,398   MEMBERS Mid Cap Growth Fund, Class Y (R)                     4,575,374
 11,925   MEMBERS Mid Cap Value Fund, Class Y (R)                        133,683
318,818   MEMBERS Small Cap Growth Fund, Class Y (R)                   3,012,832
285,063   MEMBERS Small Cap Value Fund, Class Y (R)                    2,582,673
 61,597   Neuberger Berman Partners Fund                               1,878,703
132,869   Victory Special Value Fund                                   2,253,457
                                                                     -----------
                                                                      31,329,716
                                                                     -----------
          FOREIGN SECURITIES - 25.84%
826,106   MEMBERS International Stock Fund, Class Y (R)               10,483,279
115,714   Principal Investor Fund, Inc. -
          Principal International Emerging Markets Fund                3,089,571
197,271   Thornburg International Value Fund                           5,995,059
                                                                     -----------
                                                                      19,567,909
                                                                     -----------
          MONEY MARKET SECURITIES - 1.16%
874,133   SSgA Prime Money Market Fund                                   874,133
                                                                     -----------
          TOTAL INVESTMENT COMPANIES - 99.95%
          (Cost $78,277,247**)                                        75,686,140
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - 0.05%                                  40,660
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $75,726,800
                                                                     ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $78,477,311.

(R)  Affiliated Company (see Note 6).

              See accompanying Notes to Portfolios of Investments.

AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Shares                                                                (Note 1)
-------                                                              -----------
INVESTMENT COMPANIES - 99.97%

          ALTERNATIVE ASSET CLASSES - 3.87%
 27,677   Ivy Global Natural Resources Fund                          $   974,506
                                                                     -----------
          EQUITY SECURITIES - 63.53%
 56,153   American Beacon Large Cap Value Fund                         1,266,823
259,969   MEMBERS Large Cap Growth Fund, Class Y (R)*                  3,995,724
 85,688   MEMBERS Large Cap Value Fund, Class Y (R)                    1,280,183
396,595   MEMBERS Mid Cap Growth Fund, Class Y (R)                     2,522,347
 11,347   MEMBERS Mid Cap Value Fund, Class Y (R)                        127,202
184,781   MEMBERS Small Cap Growth Fund, Class Y (R)                   1,746,182
199,835   MEMBERS Small Cap Value Fund, Class Y (R)                    1,810,509
 48,875   Neuberger Berman Partners Fund                               1,490,699
102,503   Victory Special Value Fund                                   1,738,457
                                                                     -----------
                                                                      15,978,126
                                                                     -----------
          FOREIGN SECURITIES - 31.51%
294,038   MEMBERS International Stock Fund, Class Y (R)                3,731,340
 88,798   Landus International Market Masters Fund                     1,733,343
 26,562   Principal Investor Fund, Inc. - Principal
          International Emerging Markets Fund                            709,214
 57,671   Thornburg International Value Fund                           1,752,620
                                                                     -----------
                                                                       7,926,517
                                                                     -----------
          MONEY MARKET SECURITIES - 1.06%
265,987   SSgA Prime Money Market Fund                                   265,987
                                                                     -----------
          TOTAL INVESTMENT COMPANIES - 99.97%                         25,145,136
          (Cost $26,515,659**)
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - 0.03%                                   7,177
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $25,152,313
                                                                     ===========

----------

*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $26,654,254.

(R)  Affiliated Company (see Note 6).

              See accompanying Notes to Portfolios of Investments.

CASH RESERVES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                         Value
Par Value                                                              (Note 1)
---------                                                            -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 97.70%

            FEDERAL AGRICULTURAL MORTGAGE CORP. - 6.10% (A)
 $500,000   4.260%, due 03/28/08                                     $   496,687
  600,000   3.960%, due 03/31/08                                         596,106
                                                                     -----------
                                                                       1,092,793
                                                                     -----------
            FEDERAL HOME LOAN BANK - 5.14%
  500,000   2.598%, due 02/07/08 (G)                                     500,000
  420,000   3.450%, due 02/25/08                                         419,531
                                                                     -----------
                                                                         919,531
                                                                     -----------
            FEDERAL HOME LOAN MORTGAGE CORP. - 32.60%
  500,000   2.900%, due 02/04/08 (A)                                     499,879
  520,000   5.000%, due 02/08/08                                         520,033
  500,000   2.970%, due 02/11/08 (A)                                     499,588
  900,000   4.625%, due 02/21/08                                         900,000
  650,000   4.290%, due 02/22/08 (A)                                     648,373
  600,000   2.850%, due 02/27/08 (A)                                     598,765
  320,000   2.750%, due 03/15/08                                         319,325
  525,000   4.260%, due 03/17/08 (A)                                     522,204
   52,000   4.350%, due 03/17/08 (A)                                      51,717
  284,000   5.040%, due 03/20/08 (A)                                     282,092
  400,000   5.750%, due 04/15/08                                         401,094
  400,000   4.140%, due 04/28/08 (A)                                     395,998
  200,000   3.875%, due 06/15/08                                         199,492
                                                                     -----------
                                                                       5,838,560
                                                                     -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.43%
  263,000   3.000%, due 02/01/08 (A)                                     263,000
  400,000   2.900%, due 02/05/08 (A)                                     399,871
  625,000   4.220%, due 02/06/08 (A)                                     624,634
  350,000   2.900%, due 02/13/08 (A)                                     349,661
  200,000   3.000%, due 02/13/08 (A)                                     199,800
  212,000   5.750%, due 02/15/08                                         212,089
  450,000   4.300%, due 03/03/08 (A)                                     448,334
  600,000   4.230%, due 03/12/08 (A)                                     597,180
  567,000   4.490%, due 03/19/08 (A)                                     563,676
                                                                      ----------
                                                                       3,658,245
                                                                      ----------
            U.S. TREASURY BILLS - 33.43%(A)
  500,000   2.876%, due 02/07/08                                         499,760
  700,000   1.183%, due 02/14/08                                         699,701
  500,000   2.834%, due 02/28/08                                         498,938
  450,000   1.841%, due 03/06/08                                         449,218
  500,000   2.083%, due 03/06/08                                         499,017
  350,000   1.821%, due 03/13/08                                         349,274
  250,000   1.950%, due 03/13/08                                         249,445
  500,000   2.080%, due 03/20/08                                         498,613
  500,000   2.135%, due 03/27/08                                         498,369
  500,000   2.120%, due 04/03/08                                         498,174
  500,000   2.100%, due 04/10/08                                         497,988
  750,000   1.880%, due 04/17/08                                         747,023
                                                                     -----------
                                                                       5,985,520
                                                                     -----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (Cost $17,494,649)                                        17,494,649
                                                                     -----------

                                                                        Value
  Shares                                                               (Note 1)
---------                                                            -----------
INVESTMENT COMPANIES - 1.76%
    2,488   JPMorgan Prime Money Market Fund                         $     2,488
  313,330   SSgA Prime Money Market Fund                                 313,330
                                                                     -----------
            TOTAL INVESTMENT COMPANIES
            (Cost $315,818)                                              315,818
                                                                     -----------
TOTAL INVESTMENTS - 99.46%
(Cost $17,810,467**)                                                  17,810,467
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - 0.54%                                  96,565
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $17,907,032
                                                                     ===========

----------
**   Aggregate cost for Federal tax purposes was $17,810,467.

(A)  Rate noted represents annualized yield at time of purchase.

(G)  Floating rate note. Date shown is next reset date.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
ASSET BACKED - 3.29%

$    64,040   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30                                 $      63,917
    240,480   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34                                       228,150
    670,000   Chase Issuance Trust,
              Series 2007-A17, Class A
              5.120%, due 10/15/14                                       691,611
    495,000   Daimler Chysler Auto Trust,
              Series 2007-A, Class A3A
              5.000%, due 02/08/12                                       509,988
    560,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1
              3.950%, due 10/25/33                                       541,480
    345,739   Green Tree Financial Corp.,
              Series 1998-2, Class A6 (G)
              6.810%, due 12/01/27                                       358,123
  1,500,000   New Century Home Equity Loan Trust,
              Series 2003-5, Class AI5 (G)
              5.500%, due 11/25/33                                     1,517,866
    304,044   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              6.376%, due 05/25/34                                       179,743
                                                                   -------------
              TOTAL ASSET BACKED
              (Cost $4,178,620)                                        4,090,878
                                                                   -------------
COMMERCIAL MORTGAGE BACKED - 8.06%
    301,314   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                       302,358
    640,000   Bear Stearns Commercial Mortgage Securities,
              Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40                                       574,122
      2,107   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A2
              3.700%, due 02/13/46                                         2,104
    525,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46                                       509,996
    325,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              4.296%, due 10/12/42                                       276,085
  1,100,000   Government National Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25                                     1,132,850
  1,200,000   Greenwich Capital Commercial Funding Corp,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36                                     1,207,094
  1,000,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29                                       987,594
    800,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29                                       781,674

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
$ 1,150,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40                                 $   1,133,477
    500,000   Morgan Stanley Capital I,
              Series 2004-T13, Class A3
              4.390%, due 09/13/45                                       487,408
    910,000   Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43                                       902,332
    330,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)
              5.880%, due 11/28/35                                       154,909
    273,345   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C6, Class A1
              3.364%, due 08/15/35                                       271,404
  1,295,000   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C8, Class A2
              3.894%, due 11/15/35                                     1,286,177
                                                                   -------------
              TOTAL COMMERCIAL MORTGAGE BACKED
              (Cost $10,273,775)                                      10,009,584
                                                                   -------------
PRIVATE LABEL MORTGAGE BACKED - 1.95%
    855,822   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36                                       821,003
  1,671,201   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36                                     1,603,936
                                                                   -------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED
              (Cost $2,507,210)                                        2,424,939
                                                                   -------------
CORPORATE NOTES AND BONDS - 21.00%

              CONSUMER DISCRETIONARY - 1.19%
    750,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31                                       974,641
    575,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34                                       510,072
                                                                   -------------
                                                                       1,484,713
                                                                   -------------
              CONSUMER STAPLES - 1.09%
    750,000   Coca-Cola Enterprises, Inc.
              4.375%, due 09/15/09                                       759,084
    365,000   Diageo Capital PLC (D)(O)
              5.500%, due 09/30/16                                       369,566
    215,000   Pepsico, Inc.
              4.650%, due 02/15/13                                       223,201
                                                                   -------------
                                                                       1,351,851
                                                                   -------------
              ENERGY - 1.32%
    240,000   Hess Corp.
              7.875%, due 10/01/29                                       286,233
    850,000   Transocean, Inc.
              6.000%, due 03/15/18                                       871,564
    450,000   Valero Energy Corp. (O)
              7.500%, due 04/15/32                                       484,263
                                                                   -------------
                                                                       1,642,060
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)

              FINANCE - 5.08%
$   500,000   American General Finance Corp., Series H
              4.625%, due 09/01/10                                 $     504,957
    215,000   Bank of America Corp.
              5.750%, due 12/01/17                                       221,209
    420,000   Bear Stearns Cos., Inc./The (H)
              7.250%, due 02/01/18                                       419,984
    505,000   CIT Group, Inc. (O)
              7.625%, due 11/30/12                                       497,957
    290,000   GE Insurance Solutions Corp.
              7.000%, due 02/15/26                                       308,406
    330,000   GE Insurance Solutions Corp.
              7.750%, due 06/15/30                                       376,911
    750,000   Goldman Sachs Group, Inc./The (O)
              5.700%, due 09/01/12                                       792,149
    490,000   HCP, Inc.
              6.700%, due 01/30/18                                       455,638
    750,000   HSBC Finance Corp.
              6.500%, due 11/15/08                                       765,347
    520,000   Lehman Brothers Holdings, Inc.
              5.750%, due 01/03/17                                       508,982
    530,000   Merrill Lynch & Co., Inc. (H)
              5.450%, due 02/05/13                                       530,824
    440,000   SLM Corp.
              5.125%, due 08/27/12                                       390,768
    500,000   US Bank NA/Cincinnati OH
              6.300%, due 02/04/14                                       534,803
                                                                   -------------
                                                                       6,307,935
                                                                   -------------
              FINANCIAL SERVICES - 0.40%
    485,000   Well Fargo & Co.
              5.250%, due 10/23/12                                       503,634
                                                                   -------------
              FORESTRY/PAPER - 0.28%
    325,000   Westvaco Corp.
              8.200%, due 01/15/30                                       345,656
                                                                   -------------
              HEALTH CARE - 1.20%
    500,000   Eli Lilly & Co.
              6.570%, due 01/01/16                                       566,982
    325,000   Genentech, Inc.
              5.250%, due 07/15/35                                       302,691
    345,000   Merck & Co., Inc.
              6.400%, due 03/01/28                                       374,326
    230,000   Wyeth
              6.500%, due 02/01/34                                       242,225
                                                                   -------------
                                                                       1,486,224
                                                                   -------------
              INDUSTRIALS - 3.61%
    240,000   Boeing Co.
              8.625%, due 11/15/31                                       329,183
  1,000,000   Dow Chemical Co./The
              5.750%, due 12/15/08                                     1,016,095
    215,000   DR Horton, Inc.
              5.250%, due 02/15/15                                       180,600
    105,000   EI Du Pont de Nemours & Co.
              5.000%, due 01/15/13                                       108,654

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
              INDUSTRIALS (CONTINUED)
$   800,000   General Electric Co.
              5.000%, due 02/01/13                                 $     824,861
    500,000   GMAC LLC
              7.250%, due 03/02/11                                       451,734
    270,000   Lockheed Martin Corp.
              7.650%, due 05/01/16                                       314,185
    235,000   Waste Management, Inc.
              7.125%, due 12/15/17                                       257,373
    500,000   Weyerhaeuser Co. (O)
              6.875%, due 12/15/33                                       460,674
    525,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10                                       535,613
                                                                   -------------
                                                                       4,478,972
                                                                   -------------
              MEDIA - 0.92%
    525,000   Comcast Cable Communications Holdings, Inc.
              9.455%, due 11/15/22                                       662,932
    455,000   Rogers Cable, Inc. (D)
              6.250%, due 06/15/13                                       476,916
                                                                   -------------
                                                                       1,139,848
                                                                   -------------
              PIPELINE - 0.25%
    345,000   Knight, Inc.
              7.250%, due 03/01/28                                       312,902
                                                                   -------------
              REAL ESTATE INVESTMENT TRUSTS - 0.20%
    270,000   Simon Property Group L.P.
              5.875%, due 03/01/17                                       253,800
                                                                   -------------
              TELECOMMUNICATIONS - 1.34%
    400,000   Cisco Systems, Inc.
              5.500%, due 02/22/16                                       413,374
    775,000   New Cingular Wireless Services, Inc.
              7.875%, due 03/01/11                                       852,571
    445,000   Sprint Nextel Corp.
              6.000%, due 12/01/16                                       394,897
                                                                   -------------
                                                                       1,660,842
                                                                   -------------
              TRANSPORTATION - 1.37%
    285,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20                                       337,082
    600,000   CSX Corp.
              6.250%, due 10/15/08                                       610,123
    359,000   Norfolk Southern Corp.
              5.590%, due 05/17/25                                       331,288
    390,000   Norfolk Southern Corp.
              7.050%, due 05/01/37                                       428,693
                                                                   -------------
                                                                       1,707,186
                                                                   -------------
              UTILITIES - 2.75%
    500,000   Energy East Corp.
              8.050%, due 11/15/10                                       553,150
    450,000   Illinois Power Co.
              7.500%, due 06/15/09                                       467,491
    285,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34                                       283,062
    250,000   Progress Energy, Inc.
              7.750%, due 03/01/31                                       295,409
    600,000   Public Service Co., of New Mexico
              4.400%, due 09/15/08                                       602,475

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
CORPORATE NOTES AND BONDS (CONTINUED)

              UTILITIES (CONTINUED)
$   200,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16                                 $     203,157
    215,000   Virginia Electric and Power Co.
              5.100%, due 11/30/12                                       221,863
    750,000   Wisconsin Electric Power Co.
              6.500%, due 06/01/28                                       788,908
                                                                   -------------
                                                                       3,415,515
                                                                   -------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $26,070,261)                                      26,091,138
                                                                   -------------
MORTGAGE BACKED - 26.38%

              FEDERAL HOME LOAN MORTGAGE CORP. - 4.14%
    602,837   5.000%, due 05/01/18 Pool # E96322                         611,908
      5,853   8.000%, due 06/01/30 Pool # C01005                           6,369
      8,728   7.000%, due 03/01/31 Pool # C48133                           9,305
    131,145   6.500%, due 01/01/32 Pool # C62333                         137,065
  2,094,644   5.000%, due 07/01/33 Pool # A11325                       2,088,918
    216,103   6.000%, due 10/01/34 Pool # A28439                         221,951
    187,518   6.000%, due 10/01/34 Pool # A28598                         192,592
    192,028   5.000%, due 04/01/35 Pool # A32315                         191,264
    167,747   5.000%, due 04/01/35 Pool # A32316                         167,079
  1,495,723   5.500%, due 11/01/37 Pool # A68787                       1,514,549
                                                                   -------------
                                                                       5,141,000
                                                                   -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.15%
    944,336   4.000%, due 04/01/15 Pool # 255719                         955,029
    678,055   5.500%, due 04/01/16 Pool # 745444                         711,906
     43,410   6.000%, due 05/01/16 Pool # 582558                          44,960
    574,371   5.500%, due 02/01/18 Pool # 673194                         589,976
    740,205   5.000%, due 05/01/20 Pool # 813965                         750,692
    924,418   4.500%, due 09/01/20 Pool # 835465                         926,385
     79,168   6.000%, due 05/01/21 Pool # 253847                          81,706
     30,721   7.000%, due 12/01/29 Pool # 762813                          32,807
     67,045   7.000%, due 11/01/31 Pool # 607515                          71,608
    287,783   6.500%, due 03/01/32 Pool # 631377                         300,388
      2,297   7.000%, due 04/01/32 Pool # 641518                           2,451
     34,920   7.000%, due 05/01/32 Pool # 644591                          37,297
    908,338   6.500%, due 06/01/32 Pool # 545691                         948,123
    319,278   6.000%, due 12/01/32 Pool # 676552                         328,946
  1,924,641   5.500%, due 04/01/33 Pool # 690206                       1,953,677
    896,754   5.000%, due 10/01/33 Pool # 254903                         894,591
  1,386,279   5.500%, due 11/01/33 Pool # 555880                       1,407,193
    139,163   5.000%, due 05/01/34 Pool # 775604                         138,749
    345,368   5.000%, due 05/01/34 Pool # 780890                         344,340
    213,596   5.000%, due 06/01/34 Pool # 255230                         212,960
  1,646,721   5.500%, due 06/01/34 Pool # 780384                       1,670,605
     17,816   7.000%, due 07/01/34 Pool # 792636                          18,925
    323,494   5.500%, due 08/01/34 Pool # 793647                         328,185
  1,412,389   5.500%, due 03/01/35 Pool # 815976                       1,431,939
    691,499   5.500%, due 07/01/35 Pool # 825283                         701,071
    892,018   5.000%, due 08/01/35 Pool # 829670                         888,805
    431,206   5.500%, due 08/01/35 Pool # 826872                         437,175
    680,032   5.000%, due 09/01/35 Pool # 820347                         677,583

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
MORTGAGE BACKED (CONTINUED)

              FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   703,450   5.000%, due 09/01/35 Pool # 835699                     $   700,916
    890,136   5.000%, due 10/01/35 Pool # 797669                         886,930
    886,138   5.500%, due 10/01/35 Pool # 836912                         898,404
    809,641   5.000%, due 11/01/35 Pool # 844504                         806,725
    941,583   5.000%, due 11/01/35 Pool # 844809                         938,191
    971,489   5.000%, due 12/01/35 Pool # 850561                         967,990
    972,571   6.000%, due 11/01/36 Pool # 902510                         999,621
    846,897   5.500%, due 02/01/37 Pool # 905140                         858,483
    888,485   5.500%, due 05/01/37 Pool # 899323                         900,495
  1,472,596   5.500%, due 05/01/37 Pool # 928292                       1,492,501
      2,564   5.500%, due 07/01/37 Pool # 938197                           2,599
  1,142,904   6.000%, due 10/01/37 Pool # 947563                       1,172,956
                                                                   -------------
                                                                      27,513,883
                                                                   -------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.09%
     20,296   8.000%, due 10/20/15 Pool # 002995                          21,523
     53,579   6.500%, due 02/20/29 Pool # 002714                          56,024
     34,080   6.500%, due 04/20/31 Pool # 003068                          35,594
                                                                   -------------
                                                                         113,141
                                                                   -------------
              TOTAL MORTGAGE BACKED
              (Cost $32,072,033)                                      32,768,024
                                                                   -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 28.78%

              FEDERAL FARM CREDIT BANK - 0.45%
    500,000   5.875%, due 10/03/16                                       563,380
                                                                   -------------
              FEDERAL HOME LOAN BANK - 2.01% (A)(O)
  2,500,000   4.140%, due 02/01/08                                     2,500,000
                                                                   -------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 2.49%
  2,500,000   4.875%, due 11/15/13                                     2,667,763
    400,000   4.500%, due 01/15/14  (O)                                  418,876
                                                                   -------------
                                                                       3,086,639
                                                                   -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.06% (O)
  1,400,000   4.000%, due 09/02/08                                     1,409,932
  1,095,000   4.625%, due 10/15/14                                     1,150,089
                                                                   -------------
                                                                       2,560,021
                                                                   -------------
              U.S. TREASURY BONDS - 3.02% (O)
  2,905,000   6.625%, due 02/15/27                                     3,757,208
                                                                   -------------
              U.S. TREASURY NOTES - 18.75% (O)
    830,000   3.750%, due 05/15/08                                       834,021
    580,000   4.875%, due 05/31/09                                       600,798
    650,000   3.875%, due 05/15/10                                       674,629
    100,000   4.500%, due 11/15/10                                       106,055
    350,000   4.750%, due 03/31/11                                       375,648
  3,600,000   4.625%, due 12/31/11                                     3,876,469
  1,000,000   4.625%, due 02/29/12                                     1,077,109
  1,200,000   4.500%, due 03/31/12                                     1,287,000
  1,915,000   4.875%, due 06/30/12                                     2,083,909
  3,000,000   4.250%, due 09/30/12                                     3,191,718
  1,540,000   3.625%, due 05/15/13                                     1,596,185

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                        -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)

              U.S. TREASURY NOTES (O) (CONTINUED)
$ 1,200,000   4.250%, due 08/15/15                                   $ 1,269,281
  2,240,000   4.625%, due 02/15/17                                     2,414,651
  3,650,000   4.500%, due 05/15/17                                     3,901,222
                                                                   -------------
                                                                      23,288,695
                                                                   -------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $33,446,035)                                      35,755,943
                                                                   -------------
CERTIFICATE OF DEPOSIT - 1.06%

  1,311,317   State Street Eurodollar
              1.200%, due 02/01/08                                     1,311,317
                                                                   -------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $1,311,317)                                        1,311,317
                                                                   -------------
COMMERCIAL PAPER - 4.99%

              FINANCIAL SERVICES - 4.99% (A)
  4,200,000   American Express Credit Corp.
              3.000%, due 02/04/08                                     4,198,950
  2,000,000   Toyota Motor Credit Corp.
              3.050%, due 02/06/08                                     1,999,153
                                                                   -------------
                                                                       6,198,103
                                                                   -------------
              TOTAL COMMERCIAL PAPER
              (Cost $6,198,103)                                        6,198,103
                                                                   -------------

   Shares
-----------
INVESTMENT COMPANY - 4.47%

  5,552,218   SSgA Prime Money Market Fund (N)                         5,552,218
                                                                   -------------
              TOTAL INVESTMENT COMPANY
              (Cost $5,552,218)                                        5,552,218
                                                                   -------------
COLLATERAL FOR SECURITIES ON LOAN - 27.14%
 33,709,095   State Street Navigator Securities Lending
              Prime Portfolio (I)                                     33,709,095
                                                                   -------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $33,709,095)                                      33,709,095
                                                                   -------------
TOTAL INVESTMENTS - 127.12%
(Cost $155,318,667**)                                                157,911,239
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - (27.12)%                         (33,685,870)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 124,225,369
                                                                   =============

----------
**   Aggregate cost for Federal tax purposes was $155,318,667.

(A)  Rate noted represents annualized yield at time of purchase.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.68% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of January 31, 2008.

(H) Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(N) Security segregated for forward or when-issued purchase commitments outstanding as of January 31, 2008.

(O)  All (or portion of security) on loan.

PLC  Public Limited Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS - 88.48%

              AEROSPACE/DEFENSE - 0.28%
$   250,000   Alion Science and Technology Corp.
              10.250%, due 02/01/15                                 $    195,000
                                                                    ------------
              APPAREL/TEXTILES - 1.17%
    500,000   Hanesbrands, Inc., Series B (G)(O)
              8.204%, due 12/15/14                                       452,500
    150,000   Oxford Industries, Inc.
              8.875%, due 06/01/11                                       146,625
    200,000   Warnaco, Inc.
              8.875%, due 06/15/13                                       204,000
                                                                    ------------
                                                                         803,125
                                                                    ------------
              AUTOMOTIVE - 3.79%
    250,000   American Axle & Manufacturing, Inc.
              7.875%, due 03/01/17                                       224,375
    100,000   Ford Motor Credit Co. LLC
              7.250%, due 10/25/11                                       88,785
    550,000   Ford Motor Credit Co. LLC (G)
              8.708%, due 04/15/12                                       537,682
    500,000   GMAC LLC (O)
              5.125%, due 05/09/08                                       499,034
    500,000   Goodyear Tire & Rubber Co./The (G)
              8.663%, due 12/01/09                                       498,750
    500,000   Goodyear Tire & Rubber Co./The
              7.857%, due 08/15/11                                       503,750
    250,000   Tenneco, Inc. (C)(O)
              8.125%, due 11/15/15                                       248,750
                                                                    ------------
                                                                       2,601,126
                                                                    ------------
              BEVERAGE/FOOD - 2.35%
    150,000   B&G Foods, Inc.
              8.000%, due 10/01/11                                       145,500
    400,000   Constellation Brands, Inc.
              7.250%, due 05/15/17                                       380,000
    250,000   Del Monte Corp.
              8.625%, due 12/15/12                                       252,500
    250,000   Del Monte Corp.
              6.750%, due 02/15/15                                       232,500
    125,000   Michael Foods, Inc.
              8.000%, due 11/15/13                                       123,125
    250,000   NBTY, Inc.
              7.125%, due 10/01/15                                       232,500
    300,000   Pinnacle Foods Finance LLC/
              Pinnacle Foods Finance Corp. (C)(O)
              10.625%, due 04/01/17                                      243,750
                                                                    ------------
                                                                       1,609,875
                                                                    ------------
              BUILDING MATERIALS - 0.49%
     87,000   Interface, Inc.
              10.375%, due 02/01/10                                       89,610
    250,000   Interline Brands, Inc.
              8.125%, due 06/15/14                                       243,750
                                                                    ------------
                                                                         333,360
                                                                    ------------

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
              CHEMICALS - 0.39%
$   100,000   Hexion US Finance Corp./
              Hexion Nova Scotia Finance ULC
              9.750%, due 11/15/14                                  $    107,750
    160,000   Nalco Co. (O)
              8.875%, due 11/15/13
                                                                         162,400
                                                                    ------------
                                                                         270,150
                                                                    ------------
              CONSUMER PRODUCTS - 2.56%
    250,000   American Achievement Corp.
              8.250%, due 04/01/12                                       228,750
    185,000   Da-Lite Screen Co., Inc.
              9.500%, due 05/15/11                                       171,587
    250,000   Jarden Corp. (O)
              7.500%, due 05/01/17
                                                                         213,750
    300,000   Leslie's Poolmart
              7.750%, due 02/01/13                                       273,000
    400,000   Simmons Co. (O)
              7.875%, due 01/15/14                                       334,000
    300,000   Visant Corp.
              7.625%, due 10/01/12                                       296,250
    250,000   Visant Holding Corp.
              8.750%, due 12/01/13                                       241,875
                                                                    ------------
                                                                       1,759,212
                                                                    ------------
              ENERGY - 0.35%
    250,000   Encore Acquistion Co.
              7.250%, due 12/01/17                                       240,625
                                                                    ------------
              ENVIRONMENTAL - 2.23%
    750,000   Allied Waste North America, Inc., Series B (O)
              7.125%, due 05/15/16                                       740,625
    350,000   Casella Waste Systems, Inc.
              9.750%, due 02/01/13                                       349,125
    200,000   Waste Services, Inc.
              9.500%, due 04/15/14                                       186,000
    250,000   WCA Waste Corp.
              9.250%, due 06/15/14                                       253,125
                                                                    ------------
                                                                       1,528,875
                                                                    ------------
              FOOD & DRUG RETAILERS - 0.56%
    150,000   Stater Brothers Holdings (O)
              8.125%, due 06/15/12                                       146,250
    250,000   Stater Brothers Holdings (O)
              7.750%, due 04/15/15                                       235,000
                                                                    ------------
                                                                         381,250
                                                                    ------------
              FORESTRY/PAPER - 2.52%
    250,000   Boise Cascade LLC
              7.125%, due 10/15/14                                       238,125
    250,000   Georgia-Pacific LLC (C)
              7.125%, due 01/15/17                                       238,125
    250,000   Graphic Packaging International, Inc.
              8.500%, due 08/15/11                                       242,500
    250,000   Jefferson Smurfit Corp. US
              7.500%, due 06/01/13                                       231,250
    200,000   NewPage Corp. (C)
              10.000%, due 05/01/12                                      199,000

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS (CONTINUED)

              FORESTRY/PAPER (CONTINUED)
$   250,000   Smurfit-Stone Container Enterprise, Inc.
              8.375%, due 07/01/12                                  $    241,875
    350,000   Verso Paper Holdings LLC and
              Verson Paper, Inc., Series B (O)
              9.125%, due 08/01/14                                       339,500
                                                                    ------------
                                                                       1,730,375
                                                                    ------------
              GAMING - 6.35%
    300,000   American Casino & Entertainment Properties LLC (O)
              7.850%, due 02/01/12                                       312,225
    250,000   Boyd Gaming Corp. (O)
              7.750%, due 12/15/12                                       235,625
    500,000   Boyd Gaming Corp. (O)
              6.750%, due 04/15/14                                       435,000
    200,000   CCM Merger, Inc. (C)
              8.000%, due 08/01/13                                       179,000
    100,000   Chukchansi Economic Development Authority (C)(G)
              8.238%, due 11/15/12                                        95,500
    195,000   Global Cash Access LLC/Global Cash Finance Corp.
              8.750%, due 03/15/12                                       187,688
    250,000   Herbst Gaming, Inc.
              7.000%, due 11/15/14                                        98,125
    100,000   MGM Mirage
              7.625%, due 01/15/17                                        97,000
    250,000   Mohegan Tribal Gaming Authority (O)
              6.875%, due 02/15/15                                       223,750
    400,000   MTR Gaming Group, Inc., Series B
              9.750%, due 04/01/10                                       384,000
    150,000   Penn National Gaming, Inc.
              6.875%, due 12/01/11                                       150,375
    250,000   Penn National Gaming, Inc. (O)
              6.750%, due 03/01/15                                       250,000
    200,000   Pinnacle Entertainment, Inc.
              8.250%, due 03/15/12                                       192,000
    150,000   Pinnacle Entertainment, Inc.
              8.750%, due 10/01/13                                       146,250
    250,000   Pinnacle Entertainment, Inc. (C)
              7.500%, due 06/15/15                                       198,750
    750,000   Seneca Gaming Corp.
              7.250%, due 05/01/12                                       727,500
    250,000   Shuffle Master, Inc. (P)
              1.250%, due 04/15/24                                       224,688
    250,000   Station Casinos, Inc. (O)
              7.750%, due 08/15/16                                       220,312
                                                                    ------------
                                                                       4,357,788
                                                                    ------------
              GENERAL INDUSTRIAL & MANUFACTURING - 2.54%
    500,000   Baldor Electric Co. (O)
              8.625%, due 02/15/17                                       485,000
    250,000   Chart Industries, Inc.
              9.125%, due 10/15/15                                       248,750
    250,000   RBS Global, Inc. and Rexnord Corp.
              8.875%, due 09/01/16                                       218,750

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
              GENERAL INDUSTRIAL & MANUFACTURING (CONTINUED)
$   350,000   SPX Corp. (C)
              7.625%, due 12/15/14                                  $    358,750
    250,000   Terex Corp. (O)
              8.000%, due 11/15/17                                       245,625
    200,000   Trimas Corp.
              9.875%, due 06/15/12                                       182,000
                                                                    ------------
                                                                       1,738,875
                                                                    ------------
              HEALTH CARE - 8.37%
    250,000   Advanced Medical Optics, Inc.
              7.500%, due 05/01/17                                       211,250
    250,000   Advanced Medical Optics, Inc. (O)(P)
              3.250%, due 08/01/26                                       184,062
    250,000   Bausch & Lomb, Inc. (C)(O)
              9.875%, due 11/01/15                                       253,750
    350,000   Carriage Services, Inc.
              7.875%, due 01/15/15                                       341,250
    550,000   Community Health Systems, Inc.
              8.875%, due 07/15/15                                       553,438
    450,000   DaVita, Inc. (O)
              7.250%, due 03/15/15                                       447,750
    250,000   HCA, Inc./DE (O)
              6.500%, due 02/15/16                                       212,188
    500,000   HCA, Inc./DE
              9.250%, due 11/15/16                                       524,375
    500,000   Health Management Associates, Inc. (P)
              4.375%, due 08/01/23                                       489,375
    250,000   IASIS Healthcare LLC/IASIS Capital Corp.
              8.750%, due 06/15/14                                       250,000
    250,000   LVB Acquisition Merger Sub, Inc. (C)
              10.000%, due 10/15/17                                      257,500
    400,000   Psychiatric Solutions, Inc.
              7.750%, due 07/15/15                                       394,000
    250,000   Res-Care, Inc.
              7.750%, due 10/15/13                                       239,375
    200,000   Service Corp. International/US
              7.625%, due 10/01/18                                       204,000
    250,000   United Surgical Partners International, Inc. (O)
              8.875%, due 05/01/17                                       243,125
    250,000   Universal Hospital Services, Inc. (G)
              8.288%, due 06/01/15                                       237,500
    200,000   Vanguard Health Holding Co. II LLC
              9.000%, due 10/01/14                                       189,500
    500,000   Warner Chilcott Corp.
              8.750%, due 02/01/15                                       510,000
                                                                    ------------
                                                                       5,742,438
                                                                    ------------
              HOTELS - 1.16%
    500,000   Gaylord Entertainment Co.
              8.000%, due 11/15/13                                       460,000
    350,000   Felcor Lodging L.P., REIT (G)(O)
              6.788%, due 12/01/11                                       332,500
                                                                    ------------
                                                                         792,500
                                                                    ------------
              INVESTMENT MANAGEMENT - 0.35%
    250,000   Nuveen Investments, Inc. (C)
              10.500%, due 11/15/15                                      242,500
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS (CONTINUED)

              MEDIA - BROADCASTING - 2.22%
$   510,000   Allbritton Communications Co.
              7.750%, due 12/15/12                                  $    508,725
    500,000   LIN Television Corp. (O)
              6.500%, due 05/15/13                                       471,250
    250,000   LIN Television Corp. (P)
              2.500%, due 05/15/33                                       245,938
    200,000   LIN Television Corp., Series B
              6.500%, due 05/15/13                                       188,500
    111,000   Sinclair Television Group, Inc. (O)
              8.000%, due 03/15/12                                       112,110
                                                                    ------------
                                                                       1,526,523
                                                                    ------------
              MEDIA - CABLE - 5.58%
    900,000   Cablevision Systems Corp., Series B (G)
              9.644%, due 04/01/09                                       900,000
    700,000   Cablevision Systems Corp., Series B (O)
              8.000%, due 04/15/12                                       670,250
    250,000   DirecTV Holdings LLC/DirecTV Financing Co.
              8.375%, due 03/15/13                                       258,438
    500,000   Echostar DBS Corp.
              5.750%, due 10/01/08                                       500,000
    650,000   Echostar DBS Corp.
              6.625%, due 10/01/14                                       634,562
    500,000   Mediacom Broadband LLC
              8.500%, due 10/15/15                                       410,000
    500,000   Virgin Media Finance PLC (D)
              9.125%, due 08/15/16
                                                                         452,500
                                                                    ------------
                                                                       3,825,750
                                                                    ------------
              MEDIA - DIVERSIFIED & SERVICES - 3.69%
    400,000   Hughes Network Systems LLC/HNS Finance Corp.
              9.500%, due 04/15/14                                       396,000
    750,000   Intelsat Bermuda, Ltd. (D)(G)
              7.581%, due 01/15/15                                       750,000
    150,000   Intelsat Bermuda, Ltd. (D)
              9.250%, due 06/15/16                                       149,625
    300,000   Intelsat Bermuda, Ltd. (D)
              11.250%, due 06/15/16                                      300,000
    375,000   Lamar Media Corp.
              7.250%, due 01/01/13                                       370,312
    100,000   Lamar Media Corp.
              6.625%, due 08/15/15                                       94,750
    250,000   Lamar Media Corp., Series C
              6.625%, due 08/15/15                                       236,875
    250,000   Quebecor Media, Inc. (D)(O)
              7.750%, due 03/15/16                                       231,875
                                                                    ------------
                                                                       2,529,437
                                                                    ------------
              METALS AND MINING - 3.24%
    400,000   Alpha Natural Resources LLC/Alpha Natural Resources
              Capital Corp.
              10.000%, due 06/01/12                                      411,000
    500,000   Arch Western Finance LLC
              6.750%, due 07/01/13                                       483,750

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
              METALS AND MINING (CONTINUED)
$   250,000   Foundation PA Coal Co.
              7.250%, due 08/01/14                                  $    246,250
    500,000   Freeport-McMoRan Copper & Gold, Inc. (G)(O)
              8.394%, due 04/01/15                                       490,625
    350,000   Massey Energy Co.
              6.875%, due 12/15/13                                       333,375
    250,000   Peabody Energy Corp.
              7.375%, due 11/01/16                                       255,625
                                                                    ------------
                                                                       2,220,625
                                                                    ------------
              NON FOOD & DRUG RETAILERS - 2.91%
    300,000   Buhrmann US, Inc.
              7.875%, due 03/01/15                                       277,500
    150,000   Pantry, Inc./The
              7.750%, due 02/15/14                                       134,625
    250,000   Penske Auto Group, Inc.
              7.750%, due 12/15/16                                       223,750
    100,000   Petro Stopping Centers L.P./
              Petro Financial Corp.
              9.000%, due 02/15/12                                       103,750
    500,000   Sally Holdings LLC (O)
              9.250%, due 11/15/14                                       472,500
    200,000   Sally Holdings LLC (O)
              10.500%, due 11/15/16                                      177,500
    176,000   Susser Holdings LLC
              10.625%, due 12/15/13                                      180,400
    500,000   Yankee Acquisition Corp./MA, Series B (O)
              8.500%, due 02/15/15                                       427,500
                                                                    ------------
                                                                       1,997,525
                                                                    ------------
              OIL & GAS - 7.92%
    250,000   Berry Petroleum Co.
              8.250%, due 11/01/16                                       253,750
    166,000   Chesapeake Energy Corp.
              6.875%, due 01/15/16                                       164,340
    500,000   Chesapeake Energy Corp.
              6.500%, due 08/15/17                                       483,750
    750,000   Complete Production Services, Inc.
              8.000%, due 12/15/16                                       727,500
    300,000   Compton Petroleum Finance Corp.
              7.625%, due 12/01/13                                       277,500
    250,000   Denbury Resources, Inc.
              7.500%, due 04/01/13                                       250,000
    200,000   Encore Acquisition Co.
              6.000%, due 07/15/15                                       180,500
    300,000   Energy Partners, Ltd. (G)
              9.383%, due 04/15/13                                       252,000
    250,000   Energy Partners, Ltd.
              9.750%, due 04/15/14                                       215,000
    365,000   EXCO Resources, Inc.
              7.250%, due 01/15/11                                       348,575
    500,000   Helix Energy Solutions Group, Inc. (C)
              9.500%, due 01/15/16                                       507,500
    250,000   Key Energy Services, Inc. (C)(O)
              8.375%, due 12/01/14                                       250,625

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS (CONTINUED)

              OIL & GAS (CONTINUED)
$   250,000   Mariner Energy, Inc.
              8.000%, due 05/15/17                                  $    238,750
    350,000   PetroHawk Energy Corp.
              9.125%, due 07/15/13                                       361,375
    500,000   Petroplus Finance, Ltd. (C)(D)
              7.000%, due 05/01/17                                       453,750
    500,000   W&T Offshore, Inc. (C)(O)
              8.250%, due 06/15/14                                       470,000
                                                                    ------------
                                                                       5,434,915
                                                                    ------------
              PACKAGING - 0.89%
    375,000   BWAY Corp.
              10.000%, due 10/15/10                                      360,000
    250,000   Owens Brockway Glass Container, Inc.
              8.875%, due 02/15/09                                       250,000
                                                                    ------------
                                                                         610,000
                                                                    ------------
              PRINTING & PUBLISHING - 2.58%
    250,000   Cenveo Corp.
              7.875%, due 12/01/13                                       220,000
    500,000   Dex Media, Inc. (B)(O)
              0.000%, due 11/15/13                                       443,750
    500,000   Idearc, Inc.
              8.000%, due 11/15/16                                       447,500
    500,000   RH Donnelley Corp., Series A-3
              8.875%, due 01/15/16                                       428,750
    250,000   Windstream Regatta Holdings, Inc. (C)
              11.000%, due 12/01/17                                      227,500
                                                                    ------------
                                                                       1,767,500
                                                                    ------------
              RESTAURANTS - 0.66%
    500,000   Seminole Hard Rock Entertainment, Inc. (C)(G)
              7.491%, due 03/15/14                                       450,000
                                                                    ------------
              STEEL - 0.73%
    500,000   AK Steel Corp.
              7.750%, due 06/15/12                                       497,500
                                                                    ------------
              SUPPORT SERVICES - 6.66%
  1,000,000   ARAMARK Corp. (O)
              8.500%, due 02/01/15                                       995,000
    200,000   Cardtronics, Inc.
              9.250%, due 08/15/13                                       188,000
    250,000   Corrections Corp. of America
              7.500%, due 05/01/11                                       251,875
    350,000   Education Management LLC/Education Management
              Corp. (O)
              10.250%, due 06/01/16                                      333,375
    500,000   FTI Consulting, Inc.
              7.750%, due 10/01/16                                       517,500
    250,000   H&E Equipment Services, Inc. (O)
              8.375%, due 07/15/16                                       230,000
    200,000   Hertz Corp./The
              8.875%, due 01/01/14                                       193,000
    450,000   HUB International Holdings, Inc. (C)
              10.250%, due 06/15/15                                      342,000

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
              SUPPORT SERVICES (CONTINUED)
$   250,000   Iron Mountain, Inc. (O)
              8.625%, due 04/01/13                                  $    252,500
    350,000   Iron Mountain, Inc. (O)
              7.750%, due 01/15/15                                       356,125
    350,000   Mac-Gray Corp.
              7.625%, due 08/15/15                                       332,500
    200,000   Norcross Safety Products LLC/Norcross Capital
              Corp., Series B
              9.875%, due 08/15/11                                       206,000
    250,000   West Corp.
              9.500%, due 10/15/14                                       232,500
    150,000   West Corp. (O)
              11.000%, due 10/15/16                                      136,500
                                                                    ------------
                                                                       4,566,875
                                                                    ------------
              TECHNOLOGY - 2.22%
    100,000   Celestica, Inc. (D)
              7.875%, due 07/01/11                                        97,000
    250,000   Flextronics International, Ltd. (D)
              6.500%, due 05/15/13                                       240,000
    200,000   Sungard Data Systems, Inc.
              9.125%, due 08/15/13                                       203,000
    500,000   Sungard Data Systems, Inc. (O)
              10.250%, due 08/15/15                                      500,000
    500,000   Syniverse Technologies, Inc., Series B
              7.750%, due 08/15/13                                       480,625
                                                                    ------------
                                                                       1,520,625
                                                                    ------------
              TELECOMMUNICATIONS - 6.47%
    300,000   American Tower Corp. (C)
              7.000%, due 10/15/17                                       300,750
    400,000   Centennial Communications Corp. (G)
              10.479%, due 01/01/13                                      381,000
    500,000   Cincinnati Bell, Inc. (O)
              8.375%, due 01/15/14                                       477,500
    250,000   Cincinnati Bell Tele Co. (O)
              6.300%, due 12/01/28                                       212,500
    600,000   Citizens Communications Co.
              7.875%, due 01/15/27                                       549,000
    250,000   Hawaiian Telcom Communications, Inc.,
              Series B (G)(O)
              10.318%, due 05/01/13                                      220,000
    500,000   Nordic Telephone Co. Holdings ApS (C)(D)
              8.875%, due 05/01/16                                       507,500
    250,000   PAETEC Holding Corp. (C)
              9.500%, due 07/15/15                                       233,125
    334,000   Qwest Communications International, Inc. (G)
              8.369%, due 02/15/09                                       332,330
    500,000   Qwest Communications International, Inc., Series B
              7.500%, due 02/15/14                                       495,000
    250,000   Windstream Corp.
              8.625%, due 08/01/16                                       258,750
    500,000   Windstream Corp.
              7.000%, due 03/15/19                                       468,750
                                                                    ------------
                                                                       4,436,205
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS (CONTINUED)

              TRANSPORTATION - 1.35%
$   250,000   Bristow Group, Inc. (C)
              7.500%, due 09/15/17                                  $    252,500
    150,000   CHC Helicopter Corp. (D)
              7.375%, due 05/01/14                                       138,375
    300,000   Gulfmark Offshore, Inc.
              7.750%, due 07/15/14                                       304,500
    250,000   Hornbeck Offshore Services, Inc., Series B
              6.125%, due 12/01/14                                       232,500
                                                                    ------------
                                                                         927,875
                                                                    ------------
              UTILITIES - 5.90%
    500,000   Dynegy Holdings, Inc. (O)
              8.375%, due 05/01/16                                       486,250
    500,000   Edison Mission Energy
              7.200%, due 05/15/19                                       487,500
    500,000   Edison Mission Energy
              7.625%, due 05/15/27                                       468,750
    250,000   El Paso Corp.
              7.000%, due 06/15/17                                       253,634
    250,000   Energy Future Holdings (C)
              10.875%, due 11/01/17                                      247,500
    400,000   Ferrellgas Partners L.P./ Ferrellgas Partners
              Finance
              8.750%, due 06/15/12                                       408,000
    500,000   Inergy L.P./Inergy Finance Corp.
              6.875%, due 12/15/14                                       483,750
    750,000   NRG Energy, Inc.
              7.375%, due 02/01/16                                       724,687
    250,000   Suburban Propane Partners L.P./Suburban Energy
              Finance Corp.
              6.875%, due 12/15/13                                       242,500
    250,000   Texas Competitive Electric Holdings Co. LLC (C)
              10.250%, due 11/01/15                                      245,625
                                                                    ------------
                                                                       4,048,196
                                                                    ------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $63,359,325)                                      60,686,625
                                                                    ------------
CERTIFICATE OF DEPOSIT - 6.82%
  4,673,724   State Street Eurodollar
              1.200%, due 02/01/08                                     4,673,724
                                                                    ------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $4,673,724)                                        4,673,724
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
INVESTMENT COMPANY - 4.51%
  3,095,620   SSgA Prime Money Market Fund                          $  3,095,620
                                                                    ------------
              TOTAL INVESTMENT COMPANY
              (Cost $3,095,620)                                        3,095,620
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN - 21.81%
 14,955,487   State Street Navigator Securities Lending
              Prime Portfolio (I)                                     14,955,487
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $14,955,487)                                      14,955,487
                                                                    ------------
TOTAL INVESTMENTS - 121.62%
(Cost $86,084,156** )                                                 83,411,456
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (21.62)%                          (14,826,710)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 68,584,746
                                                                    ============

----------
**   Aggregate cost for Federal tax purposes was $86,103,484.

(B) Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 4.84% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of January 31, 2008.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

(P)  Convertible.

PLC  Public Limted Company.

ULC  Unlimited Liability Company.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                      Value
   Shares                                                           (Note 1)
-----------                                                       ------------
COMMON STOCKS - 44.12%

              CONSUMER DISCRETIONARY - 2.08%
     15,500   Carnival Corp. (O)                                  $    689,595
     10,500   Gannett Co., Inc.                                        388,500
     10,200   Genuine Parts Co. (O)                                    448,086
      7,800   Harley-Davidson, Inc. (O)                                316,524
     22,500   Home Depot, Inc.                                         690,075
      5,700   McDonald's Corp.                                         305,235
                                                                  ------------
                                                                     2,838,015
                                                                  ------------
              CONSUMER STAPLES - 6.70%
     38,500   Altria Group, Inc.                                     2,919,070
     23,100   Anheuser-Busch Cos., Inc. (O)                          1,074,612
     15,200   Coca-Cola Co./The                                        899,384
      6,800   HJ Heinz Co.                                             289,408
     18,300   Kimberly-Clark Corp. (O)                               1,201,395
     10,551   Kraft Foods, Inc., Class A                               308,722
      8,000   PepsiCo, Inc.                                            545,520
      9,000   Procter & Gamble Co.                                     593,550
     22,000   SYSCO Corp. (O)                                          639,100
     13,500   Wal-Mart Stores, Inc.                                    686,880
                                                                  ------------
                                                                     9,157,641
                                                                  ------------
              ENERGY - 3.32%
     12,000   BP PLC, ADR (O)                                          765,000
     29,300   Chevron Corp.                                          2,475,850
     16,100   ConocoPhillips                                         1,293,152
                                                                  ------------
                                                                     4,534,002
                                                                  ------------
              FINANCIALS - 11.25%
     13,000   Allstate Corp./The                                       640,510
     63,992   Bank of America Corp.                                  2,838,046
     16,500   BB&T Corp. (O)                                           598,620
     59,400   Citigroup, Inc.                                        1,676,268
      7,100   Hartford Financial Services Group, Inc.                  573,467
     45,502   JPMorgan Chase & Co.                                   2,163,620
     21,900   Marsh & McLennan Cos., Inc.                              604,440
      4,800   PNC Financial Services Group, Inc.                       314,976
      8,500   SunTrust Banks, Inc.                                     586,075
      6,200   Travelers Cos., Inc./The                                 298,220
     61,900   US Bancorp                                             2,101,505
     25,200   Wachovia Corp. (O)                                       981,036
     58,700   Wells Fargo & Co.                                      1,996,387
                                                                  ------------
                                                                    15,373,170
                                                                  ------------
              HEALTH CARE - 7.61%
     16,000   Abbott Laboratories                                      900,800
     45,300   Bristol-Myers Squibb Co.                               1,050,507
     13,000   Eli Lilly & Co.                                          669,760
     49,000   Johnson & Johnson                                      3,099,740
     29,200   Merck & Co., Inc.                                      1,351,376
    111,362   Pfizer, Inc.                                           2,604,757
     18,000   Wyeth                                                    716,400
                                                                  ------------
                                                                    10,393,340
                                                                  ------------
              INDUSTRIALS - 3.95%
      8,500   3M Co.                                                   677,025
     94,000   General Electric Co.                                   3,328,540

                                                                      Value
   Shares                                                           (Note 1)
-----------                                                       ------------
              INDUSTRIALS (CONTINUED)
     14,600   United Parcel Service, Inc., Class B                $  1,068,136
      9,900   Waste Management, Inc.                                   321,156
                                                                  ------------
                                                                     5,394,857
                                                                  ------------
              INFORMATION TECHNOLOGY - 0.89%
     15,000   Automatic Data Processing, Inc.                          608,550
     18,400   Paychex, Inc. (O)                                        602,048
                                                                  ------------
                                                                     1,210,598
                                                                  ------------
              MATERIALS - 2.21%
     28,800   EI Du Pont de Nemours & Co. (O)                        1,301,184
      8,500   Nucor Corp.                                              491,300
     18,200   Weyerhaeuser Co. (O)                                   1,232,504
                                                                  ------------
                                                                     3,024,988
                                                                  ------------
              TELECOMMUNICATION SERVICES - 3.29%
     63,692   AT&T, Inc.                                             2,451,505
      5,500   Embarq Corp. (O)                                         249,150
     46,400   Verizon Communications, Inc.                           1,802,176
                                                                  ------------
                                                                     4,502,831
                                                                  ------------
              UTILITIES - 2.82%
      6,700   Ameren Corp.                                             300,227
     14,300   Consolidated Edison, Inc. (O)                            623,194
     37,700   Duke Energy Corp.                                        703,482
      7,100   FirstEnergy Corp.                                        505,662
      7,000   PG&E Corp. (O)                                           287,280
     12,500   Progress Energy, Inc. (O)                                564,625
     24,000   Southern Co. (O)                                         872,400
                                                                  ------------
                                                                     3,856,870
                                                                  ------------
              TOTAL COMMON STOCKS
              (Cost $58,795,317)                                    60,286,312
                                                                  ------------
COMMON STOCK UNIT - 0.39%

              FINANCIALS - 0.39%
      8,000   AllianceBernstein Holding L.P. (O)                       531,120
                                                                  ------------
              TOTAL COMMON STOCK UNIT
              (Cost $683,935)                                          531,120
                                                                  ------------

 Par Value
-----------
ASSET BACKED - 1.89%

$    98,971   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30                                      98,781
    400,800   Ameriquest Mortgage Securities, Inc.
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34                                     380,250
    525,000   Carmax Auto Owner Trust,
              Series 2007-2, Class B
              5.370%, due 03/15/13                                     508,432
    465,000   Chase Issuance Trust,
              Series 2007-A17, Class A
              5.120%, due 10/15/14                                     479,998

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                      Value
 Par Value                                                          (Note 1)
-----------                                                       ------------
ASSET BACKED (CONTINUED)

$   317,862   CIT Group Home Equity Loan Trust,
              Series 2002-2, Class BF (M)
              6.830%, due 06/25/33                                $    148,554
    325,000   Daimler Chrysler Auto Trust,
              Series 2007-A, Class A3A
              5.000%, due 02/08/12                                     334,841
    320,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1
              3.950%, due 10/25/33                                     309,417
    209,604   Green Tree Financial Corp.,
              Series 1998-2, Class A6 (G)
              6.810%, due 12/01/27                                     217,112
    186,573   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              6.376%, due 05/25/34                                     110,297
                                                                  ------------
              TOTAL ASSET BACKED
              (Cost $2,841,689)                                      2,587,682
                                                                  ------------
COMMERCIAL MORTGAGE BACKED - 5.04%
    183,408   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                     184,044
    445,000   Bear Stearns Commercial Mortgage Securities,
              Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40                                     399,194
      1,405   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A2
              3.700%, due 02/13/46                                       1,402
    350,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46                                     339,997
    200,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              4.296%, due 10/12/42                                     169,899
    811,847   GMAC Commercial Mortgage Securities, Inc.,
              Series 2000-C1, Class A2 (G)
              7.724%, due 03/15/33                                     848,722
    600,000   Government National Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25                                     617,918
    400,000   Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36                                     402,365
    700,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29                                     691,316
    400,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29                                     390,837
    700,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40                                     689,943
    640,000   Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43                                     634,607

                                                                      Value
 Par Value                                                          (Note 1)
-----------                                                       ------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
$   677,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class H (C)(G)
              5.880%, due 11/28/35                                $    369,006
    200,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)
              5.880%, due 11/28/35                                      93,884
    160,931   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C6, Class A1
              3.364%, due 08/15/35                                     159,788
    895,000   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C8, Class A2
              3.894%, due 11/15/35                                     888,902
                                                                  ------------
              TOTAL COMMERCIAL MORTGAGE BACKED
              (Cost $7,325,922)                                      6,881,824
                                                                  ------------
PRIVATE LABEL MORTGAGE BACKED - 2.11%
    389,010   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36                                     373,183
  1,755,818   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36                                   1,685,148
    817,793   Banc of America Alternative Loan Trust,
              Series 2006-4, Class 5CB1
              6.500%, due 05/25/46                                     828,480
                                                                  ------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED
              (Cost $2,950,078)                                      2,886,811
                                                                  ------------
CORPORATE NOTES AND BONDS - 17.54%

              BEVERAGE/FOOD - 0.33%
    475,000   Kraft Foods, Inc.
              6.500%, due 11/01/31                                     456,645
                                                                  ------------
              CONSUMER DISCRETIONARY - 1.64%
    750,000   American Association of Retired
              Persons (C)
              7.500%, due 05/01/31                                     974,642
    600,000   Centex Corp.
              4.875%, due 08/15/08                                     586,500
    325,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34                                     288,301
    400,000   Royal Caribbean Cruises, Ltd. (D)
              7.250%, due 06/15/16                                     389,093
                                                                  ------------
                                                                     2,238,536
                                                                  ------------
              CONSUMER STAPLES - 0.48%
    250,000   Diageo Capital PLC (D)
              5.500%, due 09/30/16                                     253,128
    400,000   Safeway, Inc.
              4.125%, due 11/01/08                                     399,884
                                                                  ------------
                                                                       653,012
                                                                  ------------

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                      Value
 Par Value                                                          (Note 1)
-----------                                                       ------------
CORPORATE NOTES AND BONDS (CONTINUED)

              ENERGY - 0.81%
$   500,000   Chesapeake Energy Corp.
              6.375%, due 06/15/15                                $    485,000
    150,000   Hess Corp.
              7.875%, due 10/01/29                                     178,896
    400,000   Transocean, Inc.
              7.500%, due 04/15/31                                     441,882
                                                                  ------------
                                                                     1,105,778
                                                                  ------------
              FINANCE - 3.49%
    500,000   American General Finance Corp., Series H
              4.625%, due 09/01/10                                     504,957
    250,000   Bear Stearns Cos., Inc./The (H)
              7.250%, due 02/01/18                                     249,991
    320,000   CIT Group, Inc.
              7.625%, due 11/30/12                                     315,537
    210,000   GE Insurance Solutions Corp.
              7.000%, due 02/15/26                                     223,328
    205,000   GE Insurance Solutions Corp.
              7.750%, due 06/15/30                                     234,142
    335,000   HCP, Inc.
              6.700%, due 01/30/18                                     311,508
    250,000   HSBC Finance Corp.
              6.500%, due 11/15/08                                     255,116
    410,000   Lehman Brothers Holdings, Inc.
              5.750%, due 01/03/17                                     401,313
    315,000   Merrill Lynch & Co., Inc. (H)
              5.450%, due 02/05/13                                     315,490
    760,000   Nissan Motor Acceptance Corp. (C)
              5.625%, due 03/14/11                                     800,285
    500,000   Residential Capital LLC (G)
              8.000%, due 04/17/13                                     310,000
    355,000   SLM Corp.
              5.125%, due 08/27/12                                     315,278
    500,000   US Bank NA/Cincinnati OH
              6.300%, due 02/04/14                                     534,802
                                                                  ------------
                                                                     4,771,747
                                                                  ------------
              FINANCIAL SERVICES - 0.73%
    600,000   National Rural Utilities
              Cooperative Finance Corp., Series C
              7.250%, due 03/01/12                                     659,410
    330,000   Well Fargo & Co.
              5.250%, due 10/23/12                                     342,679
                                                                  ------------
                                                                     1,002,089
                                                                  ------------
              FORESTRY/PAPER - 0.14%
    175,000   Westvaco Corp.
              8.200%, due 01/15/30                                     186,122
                                                                  ------------
              HEALTH CARE - 1.45%
  1,050,000   Amgen, Inc. (C)
              5.850%, due 06/01/17                                   1,077,200
    300,000   Eli Lilly & Co.
              6.570%, due 01/01/16                                     340,189

                                                                      Value
 Par Value                                                          (Note 1)
-----------                                                       ------------
              HEALTH CARE (CONTINUED)
$   195,000   Genentech, Inc.
              5.250%, due 07/15/35                                $    181,615
    205,000   Merck & Co., Inc.
              6.400%, due 03/01/28                                     222,426
    150,000   Wyeth
              6.500%, due 02/01/34                                     157,973
                                                                  ------------
                                                                     1,979,403
                                                                  ------------
              INDUSTRIALS - 1.32%
    150,000   Boeing Co.
              8.625%, due 11/15/31                                     205,739
    130,000   DR Horton, Inc.
              5.250%, due 02/15/15                                     109,200
    250,000   Ford Motor Credit Co. LLC
              5.800%, due 01/12/09                                     243,166
    350,000   GMAC LLC
              7.250%, due 03/02/11                                     316,214
    440,000   Overseas Shipholding Group, Inc.
              8.250%, due 03/15/13                                     448,800
    150,000   Waste Management, Inc.
              7.125%, due 12/15/17                                     164,281
    310,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10                                     316,267
                                                                  ------------
                                                                     1,803,667
                                                                  ------------
              MEDIA - 1.07%
    415,000   Comcast Cable Communications
              Holdings, Inc.
              9.455%, due 11/15/22                                     524,032
    600,000   COX Enterprises, Inc. (C)
              4.375%, due 05/01/08                                     600,711
    315,000   Rogers Cable, Inc. (D)
              6.250%, due 06/15/13                                     330,173
                                                                  ------------
                                                                     1,454,916
                                                                  ------------
              PIPELINE - 0.43%
    205,000   Knight, Inc.
              7.250%, due 03/01/28                                     185,927
    400,000   Panhandle Eastern Pipeline Co.
              4.800%, due 08/15/08                                     399,444
                                                                  ------------
                                                                       585,371
                                                                  ------------
              REAL ESTATE INVESTMENT TRUSTS - 1.10%
    715,000   Equity One, Inc.
              3.875%, due 04/15/09                                     699,307
    600,000   Nationwide Health Properties, Inc., Series D
              8.250%, due 07/01/12                                     677,621
    140,000   Simon Property Group L.P.
              5.875%, due 03/01/17                                     131,600
                                                                  ------------
                                                                     1,508,528
                                                                  ------------
              TELECOMMUNICATIONS - 0.39%
    240,000   Cisco Systems, Inc.
              5.500%, due 02/22/16                                     248,024
    315,000   Sprint Nextel Corp.
              6.000%, due 12/01/16                                     279,534
                                                                  ------------
                                                                       527,558
                                                                  ------------

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                      Value
 Par Value                                                          (Note 1)
-----------                                                       ------------
CORPORATE NOTES AND BONDS (CONTINUED)

              TRANSPORTATION - 0.52%
$   175,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20                                $    206,980
    239,000   Norfolk Southern Corp.
              5.590%, due 05/17/25                                     220,551
    260,000   Norfolk Southern Corp.
              7.050%, due 05/01/37                                     285,795
                                                                  ------------
                                                                      713,326
                                                                  ------------
              UTILITIES - 3.64%
    500,000   Energy East Corp.
              8.050%, due 11/15/10                                     553,149
    310,000   Illinois Power Co.
              7.500%, due 06/15/09                                     322,050
  1,000,000   Midamerican Energy Co.
              5.650%, due 07/15/12                                   1,053,770
    400,000   Nevada Power Co., Series R
              6.750%, due 07/01/37                                     410,769
    175,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34                                     173,810
    350,000   Progress Energy, Inc.
              7.750%, due 03/01/31                                     413,572
    126,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16                                     127,989
    500,000   Southwestern Electric Power Co., Series E
              5.550%, due 01/15/17                                     502,220
    600,000   Westar Energy, Inc.
              6.000%, due 07/01/14                                     627,960
    750,000   Wisconsin Electric Power Co.
              6.500%, due 06/01/28                                     788,908
                                                                  ------------
                                                                     4,974,197
                                                                  ------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $23,952,128)                                    23,960,895
                                                                  ------------
MORTGAGE BACKED - 19.31%

              FEDERAL HOME LOAN MORTGAGE CORP. - 1.59%
     10,827   8.000%, due 06/01/30 Pool # C01005                        11,782
    196,717   6.500%, due 01/01/32 Pool # C62333                       205,598
  1,496,175   5.000%, due 07/01/33 Pool # A11325                     1,492,085
    127,008   6.000%, due 10/01/34 Pool # A28439                       130,445
    110,208   6.000%, due 10/01/34 Pool # A28598                       113,190
    126,739   5.000%, due 04/01/35 Pool # A32315                       126,234
     94,951   5.000%, due 04/01/35 Pool # A32316                        94,573
                                                                  ------------
                                                                     2,173,907
                                                                  ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.61%
    339,371   4.000%, due 04/01/15 Pool # 255719                       343,213
    432,433   5.500%, due 04/01/16 Pool # 745444                       454,022
     65,115   6.000%, due 05/01/16 Pool # 582558                        67,440
    692,779   5.000%, due 12/01/17 Pool # 672243                       704,223
    605,622   5.000%, due 05/01/20 Pool # 813965                       614,203
    924,418   4.500%, due 09/01/20 Pool # 835465                       926,385
    110,835   6.000%, due 05/01/21 Pool # 253847                       114,388

                                                                      Value
 Par Value                                                          (Note 1)
-----------                                                       ------------
MORTGAGE BACKED (CONTINUED)

              FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    19,549   7.000%, due 12/01/29 Pool # 762813                  $     20,877
     67,045   7.000%, due 11/01/31 Pool # 607515                        71,608
     55,873   7.000%, due 05/01/32 Pool # 644591                        59,675
    436,002   6.500%, due 06/01/32 Pool # 545691                       455,099
    613,100   5.500%, due 10/01/33 Pool # 254904                       622,350
  1,848,371   5.500%, due 11/01/33 Pool # 555880                     1,876,256
     20,660   5.000%, due 05/01/34 Pool # 782214                        20,599
    522,681   5.000%, due 06/01/34 Pool # 255230                       521,126
     11,199   7.000%, due 07/01/34 Pool # 792636                        11,896
    197,865   5.500%, due 08/01/34 Pool # 793647                       200,735
    385,190   5.500%, due 03/01/35 Pool # 810075                       390,522
    866,971   5.500%, due 03/01/35 Pool # 815976                       878,971
    422,828   5.500%, due 07/01/35 Pool # 825283                       428,680
    518,615   5.000%, due 08/01/35 Pool # 829670                       516,747
    259,651   5.500%, due 08/01/35 Pool # 826872                       263,245
    405,633   5.000%, due 09/01/35 Pool # 820347                       404,172
    437,862   5.000%, due 09/01/35 Pool # 835699                       436,285
    809,214   5.000%, due 10/01/35 Pool # 797669                       806,300
    566,749   5.000%, due 11/01/35 Pool # 844504                       564,707
    599,189   5.000%, due 11/01/35 Pool # 844809                       597,031
    591,341   5.000%, due 12/01/35 Pool # 850561                       589,211
    188,967   5.500%, due 02/01/36 Pool # 851330                       191,582
    720,191   5.500%, due 09/01/36 Pool # 831820                       730,043
  1,061,719   6.000%, due 09/01/36 Pool # 831741                     1,089,668
    217,837   5.500%, due 10/01/36 Pool # 896340                       220,817
    878,141   5.500%, due 10/01/36 Pool # 901723                       890,154
    614,507   6.500%, due 10/01/36 Pool # 894118                       637,993
    764,486   6.000%, due 11/01/36 Pool # 902510                       785,749
    856,899   5.500%, due 12/01/36 Pool # 902853                       868,621
    872,418   5.500%, due 12/01/36 Pool # 903059                       884,353
    922,154   5.500%, due 12/01/36 Pool # 907512                       934,769
    927,816   5.500%, due 12/01/36 Pool # 907635                       940,509
    775,816   6.000%, due 12/01/36 Pool # 903002                       796,238
    740,884   5.500%, due 01/01/37 Pool # 906268                       751,019
    664,416   5.500%, due 02/01/37 Pool # 905140                       673,506
    692,135   5.500%, due 05/01/37 Pool # 899323                       701,491
                                                                  ------------
                                                                    24,056,478
                                                                  ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.11%
     13,275   8.000%, due 10/20/15 Pool # 002995                        14,078
     75,011   6.500%, due 02/20/29 Pool # 002714                        78,433
     56,801   6.500%, due 04/20/31 Pool # 003068                        59,323
                                                                  ------------
                                                                       151,834
                                                                  ------------
              TOTAL MORTGAGE BACKED
              (Cost $25,881,820)                                    26,382,219
                                                                  ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.57%

              FEDERAL FARM CREDIT BANK - 0.82%
  1,000,000   5.875%, due 10/03/16                                   1,126,761
                                                                  ------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 0.58%
    750,000   4.500%, due 01/15/14                                     785,392
                                                                  ------------

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                      Value
 Par Value                                                          (Note 1)
-----------                                                       ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)

              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.30%
$   525,000   4.000%, due 09/02/08                                $    528,725
    500,000   5.250%, due 08/01/12 (O)                                 532,919
    675,000   4.625%, due 10/15/14 (O)                                 708,959
                                                                  ------------
                                                                     1,770,603
                                                                  ------------
              U.S. TREASURY BONDS - 1.00% (O)
  1,060,000   6.625%, due 02/15/27                                   1,370,961
                                                                  ------------
              U.S. TREASURY NOTES - 4.87% (O)
    380,000   4.875%, due 05/31/09                                     393,626
     30,000   4.500%, due 11/15/10                                      31,816
    320,000   4.875%, due 04/30/11                                     344,775
  2,600,000   4.625%, due 12/31/11                                   2,799,672
    835,000   4.875%, due 06/30/12                                     908,650
     60,000   4.250%, due 08/15/15                                      63,464
    950,000   4.500%, due 02/15/16                                   1,019,395
  1,025,000   4.500%, due 05/15/17                                   1,095,549
                                                                  ------------
                                                                     6,656,947
                                                                  ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS
              (Cost $10,835,325)                                    11,710,664
                                                                  ------------

   Shares
-----------
INVESTMENT COMPANY - 0.91%
  1,250,385   SSgA Prime Money Market Fund (N)                       1,250,385
                                                                  ------------
              TOTAL INVESTMENT COMPANY
              (Cost $1,250,385)                                      1,250,385
                                                                  ------------
COLLATERAL FOR SECURITIES ON LOAN - 13.51%
 18,454,129   State Street Navigator Securities
              Lending Prime Portfolio (I)                           18,454,129
                                                                  ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $18,454,129)                                    18,454,129
                                                                  ------------
TOTAL INVESTMENTS - 113.39%                                        154,932,041
(Cost $152,970,728**)
NET OTHER ASSETS AND LIABILITIES - (13.39)%                        (18,295,268)
                                                                  ------------
TOTAL NET ASSETS - 100.00%                                        $136,636,773
                                                                  ============

----------
**   Aggregate cost for Federal tax purposes was $153,110,510.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.71% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of January 31, 2008.

(H) Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(N) Security segregated for forward or when-issued purchase commitments outstanding as of January 31, 2008.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

PLC  Public Limited Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
COMMON STOCKS - 99.06%

             CONSUMER DISCRETIONARY - 5.59%
    12,700   CBS Corp., Class B                                     $    319,913
    10,100   Clear Channel Communications, Inc.                          310,171
    51,486   Comcast Corp., Class A *                                    934,986
    21,700   Eastman Kodak Co. (O)                                       432,481
    13,700   Gap, Inc./The                                               261,944
    13,500   General Motors Corp. (O)                                    382,185
    16,300   Home Depot, Inc.                                            499,921
    11,200   Macy's, Inc.                                                309,568
    23,562   McDonald's Corp.                                          1,261,745
    35,500   News Corp., Class A                                         670,950
     3,000   Nike, Inc., Class B                                         185,280
    10,100   Omnicom Group, Inc.                                         458,237
     2,800   Sears Holdings Corp. (O)*                                   309,372
   117,100   Time Warner, Inc.                                         1,843,154
    16,800   Viacom, Inc., Class B *                                     651,168
    14,200   Walt Disney Co./The                                         425,006
                                                                    ------------
                                                                       9,256,081
                                                                    ------------
             CONSUMER STAPLES - 8.99%
    30,400   Altria Group, Inc.                                        2,304,928
     7,100   Anheuser-Busch Cos., Inc.                                   330,292
    16,100   Archer-Daniels-Midland Co.                                  709,205
     8,000   Clorox Co.                                                  490,560
    19,500   Coca-Cola Co./The                                         1,153,815
     9,500   Costco Wholesale Corp.                                      645,430
    21,000   CVS Caremark Corp.                                          820,470
     8,200   General Mills, Inc.                                         447,802
    13,800   HJ Heinz Co.                                                587,328
     5,300   Kellogg Co.                                                 253,870
     6,300   Kimberly-Clark Corp. (O)                                    413,595
    44,397   Kraft Foods, Inc., Class A                                1,299,056
     1,900   Loews Corp. - Carolina Group (S)                            156,047
     3,300   Molson Coors Brewing Co., Class B                           147,411
    54,700   Procter & Gamble Co.                                      3,607,465
    30,200   Wal-Mart Stores, Inc.                                     1,536,576
                                                                    ------------
                                                                      14,903,850
                                                                    ------------
             ENERGY - 15.74%
    10,700   Anadarko Petroleum Corp.                                    626,913
    15,800   Apache Corp.                                              1,507,952
    58,666   Chevron Corp.                                             4,957,277
    45,800   ConocoPhillips                                            3,678,656
    19,400   Devon Energy Corp.                                        1,648,612
     9,500   EOG Resources, Inc.                                         831,250
    97,700   Exxon Mobil Corp.                                         8,441,280
    20,700   Marathon Oil Corp.                                          969,795
    30,000   Occidental Petroleum Corp.                                2,036,100
     3,700   Schlumberger, Ltd.                                          279,202
    14,400   Spectra Energy Corp.                                        328,896
     6,300   Valero Energy Corp.                                         372,897
    12,800   Williams Cos., Inc.                                         409,216
                                                                    ------------
                                                                      26,088,046
                                                                    ------------
             FINANCIALS - 30.61%
    16,200   ACE, Ltd.                                                   945,108
    20,100   Allstate Corp./The                                          990,327
     4,800   American Capital Strategies, Ltd. (O)                       168,816

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
             FINANCIALS (CONTINUED)
    52,900   American International Group, Inc.                     $  2,917,964
     7,800   Ameriprise Financial, Inc.                                  431,418
    12,900   AON Corp.                                                   561,408
     1,700   AvalonBay Communities, Inc., REIT                           159,715
   128,984   Bank of America Corp.                                     5,720,440
    26,700   Bank of New York Mellon Corp./The                         1,245,021
    19,000   BB&T Corp. (O)                                              689,320
     1,900   Black Rock, Inc./New York (O)                               420,090
     2,800   Boston Properties, Inc., REIT                               257,376
     7,900   Capital One Financial Corp. (O)                             432,999
    11,000   Chubb Corp.                                                 569,690
   129,366   Citigroup, Inc.                                           3,650,709
    11,000   Discover Financial Services                                 192,500
     7,400   Equity Residential, REIT                                    276,834
    10,500   Federal Home Loan Mortgage Corp. (O)                        319,095
    25,600   Federal National Mortgage Association                       866,816
     9,700   Fifth Third Bancorp (O)                                     262,870
     5,600   General Growth Properties, Inc., REIT                       204,512
     7,000   Goldman Sachs Group, Inc./The                             1,405,390
    10,000   Hartford Financial Services Group, Inc.                     807,700
    99,568   JPMorgan Chase & Co.                                      4,734,458
    15,800   Keycorp                                                     413,170
     6,900   Kimco Realty Corp., REIT                                    247,089
     5,500   Legg Mason, Inc.                                            396,000
    13,600   Lehman Brothers Holdings, Inc. (O)                          872,712
    10,400   Lincoln National Corp.                                      565,344
     9,900   Loews Corp.                                                 462,231
     3,900   M&T Bank Corp. (O)                                          357,903
    14,900   Marsh & McLennan Cos., Inc.                                 411,240
    12,700   Marshall & Isley Corp.                                      354,330
    17,100   Merrill Lynch & Co., Inc.                                   964,440
    17,000   MetLife, Inc.                                             1,002,490
    26,500   Morgan Stanley                                            1,309,895
     7,500   PNC Financial Services Group, Inc.                          492,150
     9,800   Principal Financial Group, Inc.                             584,178
     5,000   Prologis, REIT                                              296,750
    10,100   Prudential Financial, Inc.                                  852,137
    12,241   Regions Financial Corp. (O)                                 308,963
     4,000   Simon Property Group, Inc., REIT                            357,520
     5,500   State Street Corp.                                          451,660
    13,800   SunTrust Banks, Inc. (O)                                    951,510
    24,900   Travelers Cos., Inc./The                                  1,197,690
    23,900   Unum Group (O)                                              540,618
    68,700   US Bancorp                                                2,332,365
     7,300   Vornado Realty Trust, REIT                                  659,920
    53,700   Wachovia Corp. (O)                                        2,090,541
   105,300   Wells Fargo & Co.                                         3,581,253
     9,900   XL Capital, Ltd., Class A (O)                               445,500
                                                                    ------------
                                                                      50,730,175
                                                                    ------------
             HEALTH CARE - 7.88%
     3,800   Aetna, Inc.                                                 202,388
     8,700   Amgen, Inc. *                                               405,333
     4,800   Biogen Idec, Inc. *                                         292,560
    31,300   Boston Scientific Corp. *                                   379,669
     7,700   Covidien, Ltd.                                              343,651
    10,300   Eli Lilly & Co.                                             530,656
    55,900   Johnson & Johnson                                         3,536,234

              See accompanying Notes to Portfolios of Investments.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
COMMON STOCKS (CONTINUED)

             HEALTH CARE (CONTINUED)
     5,500   Medco Health Solutions, Inc. *                         $    275,440
    16,600   Merck & Co., Inc.                                           768,248
   181,740   Pfizer, Inc.                                              4,250,898
    10,200   Thermo Fisher Scientific, Inc. *                            525,198
     9,600   WellPoint, Inc. *                                           750,720
    20,200   Wyeth                                                       803,960
                                                                    ------------
                                                                      13,064,955
                                                                    ------------
             INDUSTRIALS - 10.34%
     6,400   3M Co.                                                      509,760
     5,500   Cooper Industries, Ltd., Class A (O)                        244,970
     4,800   CSX Corp.                                                   232,704
     5,100   Deere & Co.                                                 447,576
     4,000   Dover Corp.                                                 161,440
     3,000   Eaton Corp.                                                 248,280
     7,800   Emerson Electric Co.                                        396,552
     9,500   General Dynamics Corp.                                      802,370
   223,600   General Electric Co.                                      7,917,676
     8,700   Honeywell International, Inc.                               513,909
     3,400   Illinois Tool Works, Inc.                                   171,360
     9,200   Ingersoll-Rand Co., Ltd., Class A                           363,584
     9,200   Masco Corp. (O)                                             210,956
    10,600   Norfolk Southern Corp. (O)                                  576,534
     5,000   Northrop Grumman Corp.                                      396,800
    10,500   Parker Hannifin Corp.                                       709,905
     7,500   Raytheon Co.                                                488,550
    18,800   Southwest Airlines Co.                                      220,524
    14,700   Tyco International, Ltd.                                    578,592
     3,300   Union Pacific Corp.                                         412,599
    11,600   United Technologies Corp.                                   851,556
    20,800   Waste Management, Inc.                                      674,752
                                                                    ------------
                                                                      17,130,949
                                                                    ------------
             INFORMATION TECHNOLOGY - 3.33%
     3,400   Adobe Systems, Inc. *                                       118,762
    10,200   Automatic Data Processing, Inc.                             413,814
    10,300   Computer Sciences Corp. (O)*                                435,896
     5,000   EMC Corp./Massachusetts *                                    79,350
     9,021   Hewlett-Packard Co.                                         394,669
    12,000   International Business Machines Corp.                     1,288,080
     2,900   Lexmark International, Inc., Class A (O)*                   105,009
    67,100   Motorola, Inc.                                              773,663
     7,000   Novellus Systems, Inc. (O)*                                 166,320
     5,400   SanDisk Corp. (O)*                                          137,430
    10,300   Seagate Technology                                          208,781
     8,300   Sun Microsystems, Inc. *                                    145,250
    23,700   Symantec Corp. *                                            424,941
    12,800   Tyco Electronics, Ltd.                                      432,768
    25,400   Xerox Corp.                                                 391,160
                                                                    ------------
                                                                       5,515,893
                                                                    ------------
             MATERIALS - 3.92%
     9,200   Air Products & Chemicals, Inc.                              828,184
    25,500   Alcoa, Inc.                                                 844,050
    31,500   Dow Chemical Co./The                                      1,217,790

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
             MATERIALS (CONTINUED)
    18,700   EI Du Pont de Nemours & Co. (O)                        $    844,866
     5,823   Freeport-McMoRan Copper & Gold, Inc.                        518,422
    11,000   International Paper Co. (O)                                 354,750
     9,200   Nucor Corp.                                                 531,760
     7,900   PPG Industries, Inc.                                        522,111
    12,300   Weyerhaeuser Co. (O)                                        832,956
                                                                    ------------
                                                                       6,494,889
                                                                    ------------
             TELECOMMUNICATION SERVICES - 6.13%
   154,432   AT&T, Inc.                                                5,944,088
     7,400   Embarq Corp.                                                335,220
    50,500   Sprint Nextel Corp. (O)                                     531,765
    10,200   TELUS Corp.                                                 428,604
    66,220   Verizon Communications, Inc.                              2,571,985
    30,022   Windstream Corp. (O)                                        348,555
                                                                    ------------
                                                                      10,160,217
                                                                    ------------
             UTILITIES - 6.53%
    10,800   American Electric Power Co., Inc.                           462,564
     6,200   Consolidated Edison, Inc. (O)                               270,196
     1,800   Constellation Energy Group, Inc.                            169,128
    13,000   Dominion Resources, Inc./VA                                 559,000
    31,900   Duke Energy Corp.                                           595,254
    19,400   Edison International                                      1,011,904
    10,700   Entergy Corp.                                             1,157,526
     9,100   Exelon Corp.                                                693,329
     8,800   FirstEnergy Corp.                                           626,736
    21,300   FPL Group, Inc.                                           1,373,424
    11,200   Mirant Corp. (O)*                                           412,608
     8,700   NSTAR                                                       282,141
    23,500   PG&E Corp. (O)                                              964,440
     3,600   PPL Corp.                                                   176,112
     6,200   Progress Energy, Inc. (O)                                   280,054
     6,700   Public Service Enterprise Group, Inc.                       643,200
     3,300   Sempra Energy                                               184,470
    21,200   Southern Co.                                                770,620
     9,000   Xcel Energy, Inc.                                           187,110
                                                                    ------------
                                                                      10,819,816
                                                                    ------------
             TOTAL COMMON STOCKS
             (Cost $145,336,162)                                     164,164,871
                                                                    ------------
INVESTMENT COMPANIES - 0.57%

    16,700   Financial Select Sector
             SPDR Fund ETF (O)                                           486,638
   457,523   SSgA Prime Money Market Fund                                457,523
                                                                    ------------
             TOTAL INVESTMENT COMPANIES
             (Cost $909,336)                                             944,161
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
COLLATERAL FOR SECURITIES ON LOAN - 8.93%
14,805,235   State Street Navigator Securities
             Lending Prime Portfolio (I)                            $ 14,805,235
                                                                    ------------
             TOTAL COLLATERAL FOR SECURITIES ON LOAN
             (Cost $14,805,235)                                       14,805,235
                                                                    ------------
TOTAL INVESTMENTS - 108.56%
(Cost $161,050,733**)                                                179,914,267
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (8.56)%                           (14,195,866)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $165,718,401
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $161,861,505.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

(S) Tracking Stock - Security issued by a parent company that tracks the performance of a particular division.

ETF  Exchange Traded Fund.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS - 94.08%

              CONSUMER DISCRETIONARY - 10.06%
      6,900   Amazon.Com, Inc. (O)*                                 $    536,130
      2,500   Apollo Group, Inc., Class A *                              199,350
      5,700   Bed Bath & Beyond, Inc. (O)*                               183,768
      5,400   Best Buy Co., Inc.                                         263,574
      4,400   Carmax, Inc. (O)*                                           98,120
      3,300   Carnival Corp. (O)                                         146,817
      7,300   Cheesecake Factory/The (O)*                                159,505
     13,200   Coach, Inc. *                                              423,060
     43,849   Comcast Corp., Class A *                                   796,298
      3,600   DISH Network Corp., Class A *                              101,664
      4,400   GameStop Corp., Class A *                                  227,612
      2,900   Garmin, Ltd. (O)                                           209,235
     13,400   Harley-Davidson, Inc. (O)                                  543,772
      1,200   Harman International Industries, Inx. (O)                   55,884
     12,200   Home Depot, Inc.                                           374,174
      7,100   International Game Technology                              302,957
      2,500   JC Penney Co., Inc. (O)                                    118,525
     13,600   Kohl's Corp. *                                             620,704
     12,900   Lamar Advertising Co., Class A (O)                         556,248
      7,000   Las Vegas Sands Corp. (O)*                                 613,690
      3,900   Liberty Global, Inc., Series A (O)*                        157,599
     21,300   Lowe's Cos., Inc.                                          563,172
      8,400   Marriott International, Inc./
              DE, Class A                                                302,064
      7,100   McDonald's Corp.                                           380,205
      8,100   McGraw-Hill Cos., Inc./The                                 346,356
      2,400   MGM Mirage *                                               175,728
     31,100   News Corp., Class A                                        587,790
      4,100   Nike, Inc., Class B                                        253,216
      9,400   Nordstrom, Inc. (O)                                        365,660
     13,800   Omnicom Group, Inc.                                        626,106
      1,800   Panera Bread Co., Class A (O)*                              68,004
      1,700   Penn National Gaming, Inc. *                                88,655
      6,100   Polo Ralph Lauren Corp.                                    369,599
     12,600   Pulte Homes, Inc. (O)                                      205,884
     14,400   Staples, Inc.                                              344,736
     24,000   Starbucks Corp. (O)*                                       453,840
      4,300   Starwood Hotels & Resorts
              Worldwide, Inc.                                            194,575
     12,300   Target Corp.                                               683,634
     13,900   Tiffany & Co.                                              554,610
     15,800   Time Warner, Inc.                                          248,692
      9,600   TJX Cos., Inc.                                             302,976
     17,950   Viacom, Inc., Class B *                                    695,742
     16,500   Walt Disney Co./The                                        493,845
      1,100   Wynn Resorts, Ltd. (O)                                     126,478
     45,400   XM Satellite Radio Holdings, Inc.,
              Class A (O)*                                               562,960
     11,100   Yum! Brands, Inc.                                          379,176
                                                                    ------------
                                                                      16,062,389
                                                                    ------------
              CONSUMER STAPLES - 7.58%
     21,000   Altria Group, Inc.                                       1,592,220
     28,700   Coca-Cola Co./The                                        1,698,179
     11,500   Colgate-Palmolive Co.                                      885,500
     10,400   Costco Wholesale Corp.                                     706,576
     13,000   CVS Caremark Corp.                                         507,910
      3,600   Estee Lauder Cos., Inc./The, Class A (O)                   151,920

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              CONSUMER STAPLES (CONTINUED)
      3,600   HJ Heinz Co.                                          $    153,216
     30,900   PepsiCo, Inc.                                            2,107,071
     19,400   Procter & Gamble Co.                                     1,279,430
     17,500   Walgreen Co.                                               614,425
     47,400   Wal-Mart Stores, Inc.                                    2,411,712
                                                                    ------------
                                                                      12,108,159
                                                                    ------------
              ENERGY - 8.46%
      7,100   Baker Hughes, Inc.                                         461,003
      5,700   BJ Services Co.                                            123,975
      5,900   Cabot Oil & Gas Corp.                                      228,271
     10,100   Cameron International Corp. (O)*                           406,626
      4,300   Chesapeake Energy Corp. (O)                                160,089
      2,900   Consol Energy, Inc.                                        211,700
     12,200   Denbury Resources, Inc. *                                  308,660
      1,400   Diamond Offshore Drilling, Inc. (O)                        158,102
      4,500   ENSCO International, Inc. (O)                              230,040
      1,900   EOG Resources, Inc.                                        166,250
     29,200   Exxon Mobil Corp.                                        2,522,880
      2,300   FMC Technologies, Inc. (O)*                                110,768
     21,000   Halliburton Co.                                            696,570
      6,400   National Oilwell Varco, Inc. *                             385,472
     12,300   Noble Corp.                                                538,371
     12,100   Peabody Energy Corp. (O)                                   653,642
      2,800   Quicksilver Resources, Inc. (O)*                           159,124
      3,200   Range Resources Corp. (O)                                  167,104
     30,600   Schlumberger, Ltd.                                       2,309,076
      3,800   Smith International, Inc.                                  205,998
      2,800   Southwestern Energy Co. *                                  156,548
      2,800   Tesoro Corp. (O)                                           109,340
      7,093   Transocean, Inc.                                           869,640
      9,100   Valero Energy Corp.                                        538,629
      8,300   Weatherford International, Ltd. *                          513,023
     13,500   Williams Cos., Inc.                                        431,595
     13,283   XTO Energy, Inc.                                           689,893
                                                                    ------------
                                                                      13,512,389
                                                                    ------------
              FINANCIALS - 6.97%
      9,800   Aflac, Inc.                                                601,034
     18,900   American Express Co.                                       932,148
      5,100   American International Group, Inc.                         281,316
     12,200   Bank of New York Mellon Corp./The                          568,886
      1,200   Black Rock, Inc./New York (O)                              265,320
     26,100   Charles Schwab Corp./The                                   582,030
      1,437   CME Group, Inc.                                            889,359
      2,300   Eaton Vance Corp. (O)                                       85,721
      5,100   Federal Home Loan Mortgage Corp.                           154,989
      2,300   General Growth Properties, Inc., REIT                       83,996
      4,000   Goldman Sachs Group, Inc./The                              803,080
      1,900   IntercontinentalExchange, Inc. *                           265,924
      6,000   Invesco, Ltd.                                              163,320
      3,500   Janus Capital Group, Inc. (O)                               94,535
      4,500   Jones Lang LaSalle, Inc. (O)                               350,100
      1,300   Mastercard, Inc., Class A (O)                              269,100
      4,500   Merrill Lynch & Co., Inc.                                  253,800
      4,400   Northern Trust Corp.                                       322,784
      2,300   Nymex Holdings, Inc.                                       264,500
      6,300   NYSE Euronext                                              495,495
      4,900   Prologis, REIT                                             290,815
      1,700   Prudential Financial, Inc.                                 143,429

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS (CONTINUED)

              FINANCIALS (CONTINUED)
      2,900   Simon Property Group, Inc., REIT                      $    259,202
      8,000   SLM Corp. (O)                                              174,000
      7,300   State Street Corp.                                         599,476
     12,800   T Rowe Price Group, Inc.                                   647,552
     26,500   US Bancorp                                                 899,675
      3,600   Ventas, Inc., REIT                                         159,120
      5,100   XL Capital, Ltd., Class A (O)                              229,500
                                                                    ------------
                                                                      11,130,206
                                                                    ------------
              HEALTH CARE - 16.35%
     36,600   Abbott Laboratories                                      2,060,580
     12,000   Aetna, Inc.                                                639,120
      7,000   Allergan, Inc./United States                               470,330
     21,174   Amgen, Inc. *                                              986,497
      4,400   Amylin Pharmaceuticals, Inc. (O)*                          130,460
     20,000   Baxter International, Inc.                               1,214,800
      5,600   Becton Dickinson & Co.                                     484,568
      1,200   Biogen Idec, Inc. (O)*                                      73,140
     47,300   Bristol-Myers Squibb Co.                                 1,096,887
      7,000   Celgene Corp. (O)*                                         392,770
      1,300   Cerner Corp. (O)*                                           68,120
      6,600   Cigna Corp.                                                324,456
      3,700   Covance, Inc. *                                            307,692
      2,800   Coventry Health Care, Inc. *                               158,424
      3,000   Dentsply International, Inc.                               123,930
      9,100   Eli Lilly & Co.                                            468,832
      5,400   Express Scripts, Inc. *                                    364,446
      7,300   Forest Laboratories, Inc. *                                290,321
     22,700   Genentech, Inc. *                                        1,593,313
      3,800   Gen-Probe, Inc. (O)*                                       217,170
      7,100   Genzyme Corp. *                                            554,723
     24,000   Gilead Sciences, Inc. *                                  1,096,560
     11,200   Hospira, Inc. *                                            460,432
      4,400   Humana, Inc. *                                             353,320
      1,100   Intuitive Surgical, Inc. *                                 279,400
     37,200   Johnson & Johnson                                        2,353,272
      8,800   KV Pharmaceutical Co., Class A (O)*                        228,624
      2,300   Laboratory Corp. of AmericaHoldings (O)*                   169,924
     12,200   Medco Health Solutions, Inc. *                             610,976
     25,301   Medtronic, Inc.                                          1,178,267
     41,900   Merck & Co., Inc.                                        1,939,132
      3,200   PDL BioPharma, Inc. (O)*                                    47,776
     30,500   Schering-Plough Corp.                                      596,885
      8,100   St. Jude Medical, Inc. *                                   328,131
      8,000   Stryker Corp.                                              535,760
      4,900   Thermo Fisher Scientific, Inc. *                           252,301
     28,700   UnitedHealth Group, Inc.                                 1,459,108
      6,600   VCA Antech, Inc. *                                         255,156
     10,400   Vertex Pharmaceuticals, Inc. (O)*                          211,744
      2,100   Waters Corp. *                                             120,645
        600   WellCare Health Plans, Inc. *                               28,194
      6,000   WellPoint, Inc. *                                          469,200
     21,227   Wyeth                                                      844,835
      3,500   Zimmer Holdings, Inc. *                                    273,945
                                                                    ------------
                                                                      26,114,166
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              INDUSTRIALS - 11.93%
     10,400   3M Co.                                                $    828,360
      6,600   Ametek, Inc.                                               290,664
      6,400   AMR Corp. (O)*                                              89,216
     20,800   Boeing Co.                                               1,730,144
      8,100   Burlington Northern Santa Fe Corp. (O)                     700,812
     14,500   Caterpillar, Inc.                                        1,031,530
      9,000   CH Robinson Worldwide, Inc. (O)                            499,860
      4,600   Continental Airlines, Inc., Class B (O)*                   125,166
      4,800   Cummins, Inc.                                              231,744
      5,400   Danaher Corp. (O)                                          402,030
      3,300   Deere & Co.                                                289,608
     15,400   Emerson Electric Co.                                       782,936
      3,100   Equifax, Inc. (O)                                          114,979
      6,300   Expeditors International Washington, Inc. (O)              297,927
      2,200   Fastenal Co. (O)                                            88,902
      9,300   FedEx Corp.                                                869,364
      2,700   Flowserve Corp.                                            221,724
      2,100   Fluor Corp.                                                255,507
      3,500   Foster Wheeler, Ltd. *                                     239,645
      1,100   General Dynamics Corp.                                      92,906
     42,700   General Electric Co.                                     1,512,007
      2,500   Goodrich Corp.                                             156,375
     15,500   Honeywell International, Inc.                              915,585
      6,300   Illinois Tool Works, Inc.                                  317,520
      5,700   ITT Corp.                                                  338,751
      1,900   Jacobs Engineering Group, Inc. *                           145,236
      2,100   Joy Global, Inc.                                           132,405
        800   L-3 Communications Holdings, Inc.                           88,664
      8,200   Lockheed Martin Corp.                                      884,944
      7,200   Manitowoc Co., Inc./The                                    274,464
      6,400   McDermott International, Inc. *                            301,952
      5,700   Monster Worldwide, Inc. *                                  158,745
      4,200   Norfolk Southern Corp. (O)                                 228,438
      6,450   Paccar, Inc.                                               302,634
      3,100   Precision Castparts Corp.                                  352,780
     10,400   Quanta Services, Inc. (O)*                                 227,968
      4,900   Raytheon Co.                                               319,186
      4,500   Robert Half International, Inc. (O)                        125,010
      3,000   Rockwell Automation, Inc./DE                               171,060
      4,000   Rockwell Collins, Inc.                                     252,800
      2,900   Stericycle, Inc. *                                         171,854
      1,800   Terex Corp. *                                              105,768
      5,600   Textron, Inc.                                              313,880
      3,600   Union Pacific Corp.                                        450,108
      9,200   United Parcel Service, Inc., Class B                       673,072
      8,600   United Technologies Corp.                                  631,326
      4,100   WW Grainger, Inc. (O)                                      326,237
                                                                    ------------
                                                                      19,061,793
                                                                    ------------
              INFORMATION TECHNOLOGY - 27.56%
     12,800   Accenture, Ltd., Class A                                   443,136
      5,700   Activision, Inc. *                                         147,459
     20,600   Adobe Systems, Inc. *                                      719,558
      6,400   Affiliated Computer Services, Inc., Class A *              301,188
      7,300   Altera Corp.                                               123,297
      6,500   Analog Devices, Inc.                                       184,340
     18,700   Apple, Inc. *                                            2,531,232
     29,200   Applied Materials, Inc.                                    523,264

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS (CONTINUED)

              INFORMATION TECHNOLOGY (CONTINUED)
     13,000   Automatic Data Processing, Inc.                       $    527,410
      9,400   BEA Systems, Inc. *                                        175,686
     12,400   Broadcom Corp., Class A *                                  273,792
    169,000   Cisco Systems, Inc. *                                    4,140,500
     12,700   Citrix Systems, Inc. *                                     439,674
      7,100   Cognizant Technology Solutions
              Corp., Class A *                                           198,090
     37,200   Corning, Inc.                                              895,404
      3,600   Cypress Semiconductor Corp. *                               76,500
     49,500   Dell, Inc. *                                               991,980
      1,100   DST Systems, Inc. (O)*                                      78,650
     29,500   eBay, Inc. *                                               793,255
      7,300   Electronic Arts, Inc. *                                    345,801
     57,100   EMC Corp./Massachusetts *                                  906,177
      3,600   Fidelity National Information
              Services, Inc.                                             152,820
      2,000   First Solar, Inc. *                                        363,540
      5,579   Fiserv, Inc. *                                             286,593
      1,700   Global Payments, Inc.                                       63,580
      6,200   Google, Inc., Class A *                                  3,498,660
     59,200   Hewlett-Packard Co.                                      2,590,000
    133,900   Intel Corp.                                              2,838,680
     26,000   International Business Machines Corp.                    2,790,840
      5,100   Intuit, Inc. *                                             156,519
      3,400   Iron Mountain, Inc. (O)*                                   116,926
      6,600   Juniper Networks, Inc. *                                   179,190
      9,100   Kla-Tencor Corp. (O)                                       380,198
      1,700   Lexmark International, Inc.,
              Class A (O)*                                                61,557
      9,000   Marvell Technology Group, Ltd. *                           106,830
     40,900   Maxim Integrated Products, Inc.                            804,094
      2,700   McAfee, Inc. *                                              90,882
      5,400   MEMC Electronic Materials, Inc. *                          385,884
      8,000   Microchip Technology, Inc. (O)                             255,280
      8,300   Micron Technology, Inc. (O)*                                58,349
    175,100   Microsoft Corp.                                          5,708,260
      5,600   National Semiconductor Corp.                               103,208
     12,150   Nvidia Corp. *                                             298,768
     94,600   Oracle Corp. *                                           1,944,030
      3,300   Paychex, Inc. (O)                                          107,976
     36,300   Qualcomm, Inc.                                           1,539,846
      3,400   Research in Motion, Ltd. *                                 319,192
      2,400   Salesforce.com, Inc. (O)*                                  125,472
     14,000   SanDisk Corp. (O)*                                         356,300
     41,400   Texas Instruments, Inc. (O)                              1,280,502
      4,800   Trimble Navigation, Ltd. (O)*                              126,960
      5,900   Varian Semiconductor Equipment
              Associates, Inc. *                                         190,039
      4,800   VeriSign, Inc. *                                           162,816
      1,770   VMware, Inc., Class A (O)*                                 100,271
      6,100   WebMD Health Corp., Class A (O)*                           225,456
     14,400   Western Digital Corp. *                                    380,880
     16,900   Western Union Co./The                                      378,560
      6,100   Xilinx, Inc. (O)                                           133,407
     28,300   Yahoo!, Inc. *                                             542,794
                                                                    ------------
                                                                      44,021,552
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              MATERIALS - 3.32%
      3,400   Air Products & Chemicals, Inc.                        $    306,068
      1,800   Allegheny Technologies, Inc.                               126,720
      3,300   Ecolab, Inc.                                               159,225
      8,300   EI Du Pont de Nemours & Co.                                374,994
      6,900   Freeport-McMoRan Copper & Gold, Inc.                       614,307
     14,000   Monsanto Co.                                             1,574,160
      1,300   Mosaic Co./The *                                           118,313
      4,600   Newmont Mining Corp.                                       249,964
     13,300   Nucor Corp.                                                768,740
      9,000   Praxair, Inc.                                              728,190
      3,000   Southern Copper Corp. (O)                                  281,520
                                                                    ------------
                                                                       5,302,201
                                                                    ------------
              TELECOMMUNICATION SERVICES - 0.83%
      9,500   American Tower Corp., Class A *                            356,535
     28,700   Level 3 Communications, Inc. (O)*                           98,728
     16,377   NeuStar, Inc., Class A (O)*                                486,561
      9,100   NII Holdings, Inc. *                                       388,206
                                                                    ------------
                                                                       1,330,030
                                                                    ------------
              UTILITIES - 1.02%
      2,800   Allegheny Energy, Inc.                                     153,412
      2,500   Constellation Energy Group, Inc.                           234,900
      7,700   Exelon Corp.                                               586,663
      5,700   NRG Energy, Inc. (O)*                                      219,963
      5,700   PPL Corp.                                                  278,844
      2,000   Veolia Environment, ADR                                    165,380
                                                                    ------------
                                                                       1,639,162
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $147,825,414)                                    150,282,047
                                                                    ------------

 Par Value
 ---------
CERTIFICATE OF DEPOSIT - 5.92%
$ 9,450,458   State Street Eurodollar
              1.200%, due 02/01/08                                     9,450,458
                                                                    ------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $9,450,458)                                        9,450,458
                                                                    ------------

   Shares
   ------
INVESTMENT COMPANIES - 9.65%
      2,900   iShares Dow Jones US Financial
              Sector Index Fund ETF                                      271,875
     79,500   iShares Russell 1000 Growth Index
              Fund ETF (O)                                             4,450,410
     17,400   iShares S&P 100 Index Fund ETF (O)                       1,124,562
     55,300   Powershares QQQ ETF (O)                                  2,494,030
  7,077,341   SSgA Prime Money Market Fund                             7,077,341
                                                                    ------------
              TOTAL INVESTMENT COMPANIES
              (Cost $15,728,419)                                      15,418,218
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COLLATERAL FOR SECURITIES ON LOAN - 13.10%
 20,920,216   State Street Navigator Securities
              Lending Prime Portfolio (I)                           $ 20,920,216
              TOTAL COLLATERAL FOR SECURITIES ON LOAN                 20,920,216
              (Cost $20,920,216)
                                                                    ------------
TOTAL INVESTMENTS - 122.75%                                          196,070,939
(Cost $193,924,507**)
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (22.75)%                          (36,339,318)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $159,731,621
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $195,133,171.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS - 98.15%

              CONSUMER DISCRETIONARY - 11.71%
      2,100   Arbitron, Inc. (O)                                    $     83,937
      2,900   Autoliv, Inc. (O)                                          144,855
      2,800   AutoNation, Inc. (O)*                                       45,584
      1,300   Black & Decker Corp. (O)                                    94,302
      2,100   BorgWarner, Inc. (O)                                       106,281
      4,700   Cablevision Systems Corp., Class A (O)*                    110,356
      9,600   Cato Corp./The, Class A (O)                                157,152
      2,900   CEC Entertainment, Inc. (O)*                                67,657
      3,300   Centex Corp. (O)                                            91,674
      9,900   Eastman Kodak Co. (O)                                      197,307
      2,900   EW Scripps Co., Class A (O)                                118,088
      5,200   Expedia, Inc. (O)*                                         119,704
     50,600   Ford Motor Co. (O)*                                        335,984
      3,100   Fortune Brands, Inc. (O)                                   216,752
      4,200   Gannett Co., Inc. (O)                                      155,400
     16,800   Gap, Inc./The (O)                                          321,216
      4,500   Genuine Parts Co.                                          197,685
      2,500   Hasbro, Inc. (O)                                            64,925
     11,300   Hibbett Sports, Inc. (O)*                                  210,067
     12,200   Interpublic Group of Cos., Inc. (O)*                       108,946
      3,800   KB Home (O)                                                104,500
      5,200   Liberty Global, Inc., Series A (O)*                        210,132
      3,400   Liberty Media Corp. - Capital, Series A (S)*               365,908
      7,000   Liberty Media Corp. - Interactive, Series A (O)(S)*        111,370
      4,200   Mattel, Inc.                                                88,242
      2,400   Matthews International Corp., Class A (O)                  117,288
      8,800   Modine Manufacturing Co. (O)                               135,872
      1,700   Newell Rubbermaid, Inc.                                     41,004
      1,400   Nike, Inc., Class B                                         86,464
     10,700   O'Reilly Automotive, Inc. (O)*                             314,901
      2,100   Penn National Gaming, Inc. *                               109,515
     11,900   Pulte Homes, Inc. (O)                                      194,446
      1,600   RH Donnelley Corp. (O)*                                     48,112
      4,000   Royal Caribbean Cruises, Ltd. (O)                          161,120
      6,500   Saks, Inc. (O)*                                            117,325
        400   Sears Holdings Corp. (O)*                                   44,196
      3,600   Service Corp. International/US (O)                          43,308
      1,200   Snap-On, Inc.                                               58,944
      2,500   Sonic Corp. (O)*                                            55,450
     13,150   Stage Stores, Inc. (O)                                     157,406
      1,900   Tempur-Pedic International, Inc. (O)                        37,658
      3,700   TJX Cos., Inc. (O)                                         116,772
      7,300   Valassis Communications, Inc. (O)*                          69,788
      2,300   VF Corp.                                                   177,951
      7,600   Virgin Media, Inc. (O)                                     127,072
        100   Washington Post Co./ The, Class B (O)                       74,400
      4,300   Wyndham Worldwide Corp. (O)                                101,308
                                                                    ------------
                                                                       6,218,324
                                                                    ------------
              CONSUMER STAPLES - 7.73%
      1,600   Altria Group, Inc.                                         121,312
      3,300   Bunge, Ltd.                                                390,951
      7,100   Casey's General Stores, Inc. (O)                           184,600
      2,700   Clorox Co.                                                 165,564

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              CONSUMER STAPLES (CONTINUED)
      8,300   Coca-Cola Enterprises, Inc.                           $    191,481
     16,200   ConAgra Foods, Inc.                                        348,786
      5,600   Constellation Brands, Inc., Class A *                      117,040
      2,000   Corn Products International, Inc. (O)                       67,600
      1,900   Costco Wholesale Corp.                                     129,086
      4,000   CVS Caremark Corp.                                         156,280
      5,300   Dean Foods Co. (O)                                         148,400
      3,200   Herbalife, Ltd. (O)                                        126,976
      1,600   Hershey Co./The (O)                                         57,920
      6,100   HJ Heinz Co.                                               259,616
      5,000   Hormel Foods Corp.                                         193,700
      4,100   Lance, Inc. (O)                                             75,153
      1,000   Loews Corp. - Carolina Group (S)                            82,130
      3,100   McCormick & Co., Inc./MD (O)                               104,532
      4,400   Molson Coors Brewing Co., Class B (O)                      196,548
     14,800   Rite Aid Corp. (O)*                                         43,808
     10,500   Safeway, Inc. (O)                                          325,395
      9,800   Sara Lee Corp. (O)                                         137,788
      5,603   SUPERVALU, Inc.                                            168,426
      6,300   Tyson Foods, Inc., Class A (O)                              89,775
      2,400   Universal Corp./Richmond VA (O)                            119,544
      1,900   UST, Inc. (O)                                               98,724
                                                                    ------------
                                                                       4,101,135
                                                                    ------------
              ENERGY - 7.72%
      8,500   Chesapeake Energy Corp. (O)                                316,455
     13,100   El Paso Corp.                                              215,888
      6,500   Forest Oil Corp. (O)*                                      293,930
      8,200   Hess Corp. (O)                                             744,806
      4,000   Murphy Oil Corp. (O)                                       294,160
      3,900   Nabors Industries, Ltd. (O)*                               106,158
      4,700   Newfield Exploration Co. (O)*                              234,436
      5,400   Noble Energy, Inc. (O)                                     391,932
      1,600   Overseas Shipholding Group, Inc. (O)                       104,352
      3,300   Pioneer Natural Resources Co. (O)                          138,270
      3,100   Plains Exploration & Production Co. *                      150,784
      3,300   Rowan Cos., Inc. (O)                                       112,332
      2,200   Smith International, Inc. (O)                              119,262
     12,800   Spectra Energy Corp. (O)                                   292,352
      3,800   St. Mary Land & Exploration Co. (O)                        133,874
      1,000   Sunoco, Inc.                                                62,200
      4,200   Whiting Petroleum Corp. (O)*                               225,708
      5,100   Williams Cos., Inc.                                        163,047
                                                                    ------------
                                                                       4,099,946
                                                                    ------------
              FINANCIALS - 26.50%
      2,700   AMB Property Corp., REIT                                   136,620
      1,100   AMBAC Financial Group, Inc. (O)                             12,892
      5,900   American Capital Strategies, Ltd. (O)                      207,503
      7,700   Ameriprise Financial, Inc. (O)                             425,887
     10,500   AON Corp. (O)                                              456,960
      7,000   Ares Capital Corp. (O)                                      97,860
      5,900   Asset Acceptance Capital Corp. (O)                          56,935
      6,560   Associated Banc-Corp. (O)                                  184,861
      3,600   Assurant, Inc.                                             233,604
      6,600   Assured Guaranty, Ltd. (O)                                 156,156
      1,900   AvalonBay Communities, Inc., REIT                          178,505
      3,600   Axis Capital Holdings, Ltd.                                144,144
      4,700   Bank of America Corp.                                      208,445
      1,600   Black Rock, Inc./New York (O)                              353,760

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS (CONTINUED)

              FINANCIALS (CONTINUED)
      7,700   Blackstone Group L.P./The (O)                         $    141,295
      3,900   Boston Properties, Inc., REIT                              358,488
        700   Camden Property Trust, REIT (O)                             34,545
      5,300   Cincinnati Financial Corp. (O)                             204,262
      8,300   CIT Group, Inc. (O)                                        232,068
      3,400   City National Corp./CA (O)                                 193,392
      4,300   Colonial BancGroup, Inc./The (O)                            67,510
      2,600   Comerica, Inc. (O)                                         113,412
      1,900   Commerce Bancorp, Inc./NJ                                   72,409
      3,000   Credit Acceptance Corp. (O)*                                51,000
      1,800   Cullen/Frost Bankers, Inc. (O)                              97,992
      4,375   Delphi Financial Group, Inc., Class A (O)                  137,288
      2,400   Developers Diversified Realty Corp., REIT                   98,760
      7,800   E*Trade Financial Corp. (O)*                                38,766
      8,000   Equity Residential, REIT                                   299,280
      3,100   Everest Re Group, Ltd.                                     315,239
      3,500   Financial Federal Corp. (O)                                 84,140
      1,900   First Midwest Bancorp, Inc./IL (O)                          59,280
      2,600   General Growth Properties, Inc., REIT (O)                   94,952
     10,500   Genworth Financial, Inc., Class A                          255,570
      2,200   Hartford Financial Services Group, Inc.                    177,694
      3,400   HCP, Inc., REIT                                            103,394
     13,300   Host Hotels & Resorts, Inc., REIT                          222,642
      4,340   International Bancshares Corp. (O)                          90,012
      2,500   IPC Holdings, Ltd. (O)                                      64,325
      4,000   iStar Financial, Inc., REIT (O)                            106,720
      1,900   Jeffries Group, Inc. (O)                                    38,418
      3,600   JPMorgan Chase & Co.                                       171,180
     12,400   Keycorp (O)                                                324,260
      7,600   Kimco Realty Corp., REIT (O)                               272,156
      3,400   Legg Mason, Inc.                                           244,800
      4,300   Leucadia National Corp. (O)                                189,931
      3,300   Lincoln National Corp.                                     179,388
      3,000   M&T Bank Corp. (O)                                         275,310
     10,998   Marshall & Isley Corp.                                     306,844
      2,100   MB Financial, Inc. (O)                                      65,310
      2,700   MBIA, Inc. (O)                                              41,850
      1,300   Nasdaq Stock Market, Inc./The (O)*                          60,151
      6,200   NewAlliance Bancshares, Inc. (O)                            76,260
      2,600   PartnerRe, Ltd. (O)                                        206,128
      3,600   Platinum Underwriters Holdings, Ltd.                       121,500
      3,100   Plum Creek Timber Co., Inc., REIT (O)                      129,425
      8,800   Principal Financial Group, Inc.                            524,568
      1,000   Prologis, REIT (O)                                          59,350
      1,100   PS Business Parks, Inc., REIT (O)                           55,275
      2,700   Public Storage, REIT (O)                                   211,275
     13,800   RAIT Investment Trust, REIT (O)                            127,788
      2,000   Rayonier, Inc., REIT (O)                                    84,640
      6,000   Realty Income Corp., REIT (O)                              146,280
      1,100   Regency Centers Corp., REIT                                 67,573
      3,600   Reinsurance Group of America, Inc. (O)                     208,692
      3,500   RenaissanceRe Holdings, Ltd. (O)                           199,465
      3,900   Safeco Corp.                                               208,143
      1,700   Simon Property Group, Inc., REIT                           151,946
      2,700   SL Green Realty Corp., REIT (O)                            250,587
      7,600   Sovereign Bancorp, Inc.                                     94,772

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              FINANCIALS (CONTINUED)
      1,900   StanCorp Financial Group, Inc.                        $     93,499
      2,200   State Street Corp.                                         180,664
      1,600   Synovus Financial Corp. (O)                                 21,136
      4,600   TCF Financial Corp. (O)                                     97,750
      4,100   Torchmark Corp.                                            250,346
     14,100   Unum Group (O)                                             318,942
      6,600   U-Store-It Trust, REIT (O)                                  62,832
      2,400   Ventas, Inc., REIT                                         106,080
      5,300   Vornado Realty Trust, REIT (O)                             479,120
      2,700   Webster Financial Corp.                                     91,449
      1,500   Westamerica Bancorporation (O)                              74,280
      5,200   WR Berkley Corp.                                           157,352
      5,300   XL Capital, Ltd., Class A (O)                              238,500
      4,203   Zions Bancorporation (O)                                   230,072
                                                                    ------------
                                                                      14,063,854
                                                                    ------------
              HEALTH CARE - 3.38%
      3,000   Abbott Laboratories                                        168,900
      4,000   AmerisourceBergen Corp.                                    186,600
      3,700   Amsurg Corp. (O)*                                           95,312
      6,600   Applera Corp. - Applied Biosystems Group (S)               208,098
      2,300   Cardinal Health, Inc.                                      133,331
      4,100   Centene Corp. (O)*                                          98,154
      2,800   Charles River Laboratories International, Inc. (O)*        173,880
      1,200   Invitrogen Corp. (O)*                                      102,804
      1,000   Laboratory Corp. of America Holdings (O)*                   73,880
      4,700   Medco Health Solutions, Inc. *                             235,376
      2,700   Omnicare, Inc. (O)                                          59,778
      2,600   Orthofix International N.V. (O)*                           142,168
      5,500   Universal American Corp. (O)*                              115,115
                                                                    ------------
                                                                       1,793,396
                                                                    ------------
              INDUSTRIALS - 12.62%
      9,300   ACCO Brands Corp. (O)*                                     126,015
      3,800   Acuity Brands, Inc. (O)                                    172,938
     13,000   Airtran Holdings, Inc. (O)*                                112,190
      2,500   Albany International Corp., Class A (O)                     87,525
      3,000   Avery Dennison Corp. (O)                                   155,460
      4,200   Belden, Inc. (O)                                           177,660
      8,600   Carlisle Cos., Inc. (O)                                    286,380
      5,400   Cooper Industries, Ltd., Class A (O)                       240,516
      6,900   CSX Corp.                                                  334,512
      2,100   Diana Shipping, Inc.                                        61,971
      5,600   Dover Corp. (O)                                            226,016
      3,500   Eaton Corp.                                                289,660
      3,100   ESCO Technologies, Inc. (O)*                               116,219
        800   Flowserve Corp.                                             65,696
      2,300   GATX Corp. (O)                                              86,480
      3,487   Genesee & Wyoming, Inc., Class A (O)*                       95,230
      3,300   Graco, Inc. (O)                                            112,926
      9,600   Ingersoll-Rand Co., Ltd., Class A                          379,392
      6,000   ITT Corp. (O)                                              356,580
      8,800   KBR, Inc. *                                                277,992
      3,900   L-3 Communications Holdings, Inc.                          432,237
      4,700   Masco Corp. (O)                                            107,771
      6,100   Mueller Industries, Inc.                                   170,800
      2,900   Norfolk Southern Corp.                                     157,731

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS (CONTINUED)

              INDUSTRIALS (CONTINUED)
      6,400   Parker Hannifin Corp. (O)                             $    432,704
      2,850   Republic Services, Inc.                                     85,500
      5,600   RR Donnelley & Sons Co.                                    195,384
      2,900   Simpson Manufacturing Co., Inc. (O)                         79,895
     14,500   Southwest Airlines Co. (O)                                 170,085
      5,700   Spirit Aerosystems Holdings, Inc., Class A *               157,434
      1,500   SPX Corp.                                                  150,900
      4,700   Timken Co. (O)                                             142,081
      1,900   Trinity Industries, Inc. (O)                                53,808
      2,000   United Rentals, Inc. *                                      36,500
      2,700   United Stationers, Inc. (O)*                               149,202
      4,200   US Airways Group, Inc. (O)*                                 58,002
      1,500   USG Corp. (O)*                                              54,900
      3,800   WW Grainger, Inc. (O)                                      302,366
                                                                    ------------
                                                                       6,698,658
                                                                    ------------
              INFORMATION TECHNOLOGY - 6.88%
      7,700   Advanced Micro Devices, Inc. (O)*                           58,828
      2,300   Affiliated Computer Services, Inc., Class A *              107,864
      5,400   Arrow Electronics, Inc. *                                  184,788
      8,500   CA, Inc. (O)                                               187,255
      2,100   Citrix Systems, Inc. (O)*                                   72,702
      6,200   Computer Sciences Corp. (O)*                               262,384
      6,600   Convergys Corp. *                                          102,366
      2,000   Diebold, Inc. (O)                                           51,760
      4,400   Electronic Data Systems Corp.                               88,440
      4,700   Electronics for Imaging (O)*                                69,372
      4,400   Integrated Device Technology, Inc. *                        32,780
      3,100   Intersil Corp., Class A                                     71,393
      5,700   Juniper Networks, Inc. (O)*                                154,755
      1,900   Lexmark International, Inc., Class A (O)*                   68,799
     15,900   LSI Corp. *                                                 82,998
      7,600   Maxim Integrated Products, Inc. (O)                        149,416
      3,100   MAXIMUS, Inc.                                              109,368
      2,266   Metavante Technologies, Inc. *                              50,192
     20,200   Micron Technology, Inc. (O)*                               142,006
      5,200   Molex, Inc. (O)                                            125,008
      8,000   NAM TAI Electronics, Inc.                                   67,360
      5,300   NCR Corp. *                                                113,844
      4,600   Novellus Systems, Inc. (O)*                                109,296
      3,900   SanDisk Corp. (O)*                                          99,255
     11,700   Seagate Technology (O)                                     237,159
     18,400   Tellabs, Inc. (O)*                                         125,488
      5,300   Teradata Corp. *                                           126,246
        764   Total System Services, Inc.                                 17,648
      5,100   Websense, Inc. *                                           104,550
     25,800   Xerox Corp.                                                397,320
      4,400   Xyratex, Ltd. (O)*                                          79,420
                                                                    ------------
                                                                       3,650,060
                                                                    ------------
              MATERIALS - 6.49%
      4,000   Air Products & Chemicals, Inc. (O)                         360,080
      1,900   Aptargroup, Inc. (O)                                        71,668
      3,900   Celanese Corp., Series A                                   145,002
      1,600   Compass Minerals International, Inc. (O)                    67,872
      2,100   Cytec Industries, Inc.                                     118,881

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              MATERIALS (CONTINUED)
      1,900   Deltic Timber Corp. (O)                               $    101,384
      1,700   Eastman Chemical Co.                                       112,319
      5,300   EI Du Pont de Nemours & Co. (O)                            239,454
      2,100   Freeport-McMoRan Copper & Gold, Inc.                       186,963
      6,100   MeadWestvaco Corp.                                         170,800
      3,500   Mosaic Co./The *                                           318,535
      4,000   Nucor Corp.                                                231,200
      4,700   PPG Industries, Inc. (O)                                   310,623
      1,900   Reliance Steel & Aluminum Co. (O)                           93,499
      4,200   Rohm & Haas Co.                                            224,070
      6,000   Sealed Air Corp. (O)                                       156,900
      2,700   Sigma-Aldrich Corp. (O)                                    134,082
      2,400   Sonoco Products Co.                                         74,064
      3,200   United States Steel Corp.                                  326,752
                                                                    ------------
                                                                       3,444,148
                                                                    ------------
              TELECOMMUNICATION SERVICES - 1.59%
      3,000   CenturyTel, Inc. (O)                                       110,730
     12,600   Citizens Communications Co. (O)                            144,522
      4,200   Embarq Corp.                                               190,260
     43,500   Qwest Communications International, Inc. (O)               255,780
     12,200   Windstream Corp.                                           141,642
                                                                    ------------
                                                                         842,934
                                                                    ------------
              UTILITIES - 13.53%
      3,700   Alliant Energy Corp. (O)                                   136,530
      6,700   Ameren Corp.                                               300,227
     12,700   American Electric Power Co., Inc.                          543,941
      2,400   Atmos Energy Corp. (O)                                      68,928
     16,200   CMS Energy Corp. (O)                                       253,854
      8,900   Consolidated Edison, Inc. (O)                              387,862
      1,600   Constellation Energy Group, Inc.                           150,336
      6,400   DTE Energy Co.                                             272,960
     12,200   Edison International                                       636,352
      5,000   Energy East Corp.                                          126,250
      1,400   Entergy Corp.                                              151,452
      5,700   Mirant Corp. (O)*                                          209,988
      3,900   National Fuel Gas Co. (O)                                  168,129
      1,200   New Jersey Resources Corp. (O)                              56,268
      2,400   NRG Energy, Inc. (O)*                                       92,616
      9,600   NSTAR (O)                                                  311,328
      3,900   Oneok, Inc. (O)                                            183,300
      5,700   Pepco Holdings, Inc. (O)                                   145,122
     13,900   PG&E Corp. (O)                                             570,456
      7,450   PNM Resources, Inc. (O)                                    143,934
      5,200   PPL Corp.                                                  254,384
      9,300   Progress Energy, Inc.                                      420,081
      4,000   Questar Corp.                                              203,640
      5,400   Reliant Energy, Inc. *                                     114,858
      8,200   Sempra Energy                                              458,380
      4,200   UGI Corp. (O)                                              111,804
      4,700    Westar Energy, Inc. (O)                                   114,492
      1,700   WGL Holdings, Inc. (O)                                      54,808
      4,000   Wisconsin Energy Corp.                                     182,120
     17,300   Xcel Energy, Inc. (O)                                      359,667
                                                                    ------------
                                                                       7,184,067
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $53,050,662)                                      52,096,522
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
INVESTMENT COMPANIES - 2.34%
      4,200   Financial Select Sector
              SPDR Fund ETF                                         $    122,388
      3,900   iShares Russell 1000 Growth
              Index Fund ETF
                                                                         218,322
    900,420   SSgA Prime Money Market Fund                               900,420
                                                                    ------------
              TOTAL INVESTMENT COMPANIES
              (Cost $1,258,420)                                        1,241,130
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN - 34.69%
 18,413,870   State Street Navigator Securities
              Lending Prime Portfolio (I)                             18,413,870
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $18,413,870)                                      18,413,870
                                                                    ------------
TOTAL INVESTMENTS - 135.18%
(Cost $72,722,952**)                                                  71,751,522
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (35.18)%                          (18,671,400)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 53,080,122
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $73,276,818.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

(S) Tracking Stock - Security issued by a parent company that tracks the performance of a particular division.

ETF  Exchange Traded Fund.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUIDTED)

                                                            Value
   Shares                                                 (Note 1)
-----------                                             ------------
COMMON STOCKS - 96.48%

              CONSUMER DISCRETIONARY - 17.05%
     31,000   American Eagle Outfitters, Inc.           $    713,930
     82,500   Carter's, Inc. (O)*                          1,518,825
     24,400   Darden Restaurants, Inc. (O)                   691,008
     26,200   DreamWorks Animation SKG, Inc.,
              Class A (O)*                                   640,590
     31,300   Gildan Activewear, Inc. (O)*                 1,155,596
     48,300   Gymboree Corp. (O)*                          1,846,026
     40,200   JOS A Bank Clothiers, Inc. *                 1,095,048
     25,500   O'Reilly Automotive, Inc. (O)*                 750,465
     11,500   priceline.com, Inc. (O)*                     1,247,980
     21,900   Sotheby's (O)                                  680,433
     30,100   Steiner Leisure, Ltd. (O)*                   1,119,419
     28,700   True Religion Apparel, Inc. *                  535,255
                                                        ------------
                                                          11,994,575
                                                        ------------
              CONSUMER STAPLES - 0.83%
     15,200   Hansen Natural Corp. (O)*                      586,112
                                                        ------------
              ENERGY - 13.24%
      8,400   Atwood Oceanics, Inc. (O)*                     697,956
     43,200   Complete Production Services, Inc. (O)*        686,880
     57,600   Hercules Offshore, Inc. (O)*                 1,327,680
     13,400   National Oilwell Varco, Inc. (O)*              807,082
     26,000   Noble Corp.                                  1,138,020
     15,300   Noble Energy, Inc. (O)                       1,110,474
     57,500   St. Mary Land & Exploration Co. (O)          2,025,725
      3,800   Sunoco, Inc.                                   236,360
     18,700   Ultra Petroleum Corp. (O)*                   1,286,560
                                                        ------------
                                                           9,316,737
                                                        ------------
              FINANCIALS - 6.00%
      6,430   Affiliated Managers Group, Inc. (O)*           632,133
      4,100   IntercontinentalExchange, Inc. *               573,836
     54,000   Invesco, Ltd.                                1,469,880
     33,100   MBIA, Inc. (O)                                 513,050
     14,100   Sovereign Bancorp, Inc.                        175,827
     28,300   WR Berkley Corp.                               856,358
                                                        ------------
                                                           4,221,084
                                                        ------------
              HEALTH CARE - 16.43%
     27,100   Barr Pharmaceuticals, Inc. (O)*              1,414,349
     10,700   Beckman Coulter, Inc.                          711,550
     17,900   Cephalon, Inc. (O)*                          1,174,777
     20,300   Coventry Health Care, Inc. (O)*              1,148,574
     12,300   Endo Pharmaceuticals Holdings, Inc. *          321,522
     18,600   Health Net, Inc. *                             864,714
      9,800   Hologic, Inc. (O)*                             630,728
     33,700   Hospira, Inc. (O)*                           1,385,407
     16,800   Invitrogen Corp. (O)*                        1,439,256
     32,100   Psychiatric Solutions, Inc. (O)*               968,457
     15,000   Sepracor, Inc. *                               423,600
     18,800   Waters Corp. (O)*                            1,080,060
                                                        ------------
                                                          11,562,994
                                                        ------------

                                                            Value
   Shares                                                 (Note 1)
-----------                                             ------------
              INDUSTRIALS - 18.50%
     11,100   Carlisle Cos., Inc. (O)                   $    369,630
     10,600   Foster Wheeler, Ltd. (O)*                      725,782
     34,200   Graco, Inc. (O)                              1,170,324
     40,800   Herman Miller, Inc. (O)                      1,296,624
     54,500   HUB Group, Inc., Class A (O)*                1,587,585
     38,000   Manpower, Inc. (O)                           2,137,880
     35,000   Oshkosh Truck Corp. (O)                      1,601,600
      8,100   Precision Castparts Corp.                      921,780
     26,400   Terex Corp. (O)*                             1,551,264
     36,600   Thomas & Betts Corp. *                       1,656,150
                                                        ------------
                                                          13,018,619
                                                        ------------
              INFORMATION TECHNOLOGY - 19.69%
     29,800   Akamai Technologies, Inc. (O)*                 899,960
     32,600   Amphenol Corp., Class A (O)                  1,302,044
     19,600   Autodesk, Inc. (O)*                            806,540
     24,100   BMC Software, Inc. *                           772,164
     41,300   Cognizant Technology Solutions
              Corp., Class A (O)*                          1,152,270
      9,000   DST Systems, Inc. (O)*                         643,500
     36,300   Flir Systems, Inc. (O)*                      1,099,164
     85,200   Foundry Networks, Inc. *                     1,175,760
     26,200   Lam Research Corp. (O)*                      1,005,818
     13,500   MEMC Electronic Materials, Inc. *              964,710
     38,300   Network Appliance, Inc. (O)*                   889,326
     78,700   Perot Systems Corp., Class A (O)*              955,418
     30,600   Polycom, Inc. (O)*                             772,650
     19,299   Varian Semiconductor Equipment
              Associates, Inc. (O)*                          621,621
     35,500   Western Union Co./The (O)                      795,200
                                                        ------------
                                                          13,856,145
                                                        ------------
              MATERIALS - 3.54%
      4,500   Agrium, Inc.                                   289,890
     11,400   Cleveland-Cliffs, Inc. (O)                   1,160,976
     16,500   Sealed Air Corp. (O)                           431,475
     37,000   Yamana Gold, Inc. (O)                          609,760
                                                        ------------
                                                           2,492,101
                                                        ------------
              TELECOMMUNICATION SERVICES - 1.20%
     19,700   NII Holdings, Inc. (O)*                        840,402
                                                        ------------
              TOTAL COMMON STOCKS
              (Cost $69,549,442)                          67,888,769
                                                        ------------
INVESTMENT COMPANY - 0.00%
          1   SSgA Prime Money Market Fund                         1
                                                        ------------
              TOTAL INVESTMENT COMPANY
              (Cost $1)                                            1
                                                        ------------

              See accompanying Notes to Portfolios of Investments.

MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUIDTED)

                                                            Value
   Shares                                                 (Note 1)
-----------                                             ------------
COLLATERAL FOR SECURITIES ON LOAN - 20.86%
 14,677,072   State Street Navigator Securities
              Lending Prime Portfolio (I)               $ 14,677,072

              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $14,677,072)                          14,677,072
                                                        ------------
TOTAL INVESTMENTS - 117.34%
(Cost $84,226,515**)                                      82,565,842
                                                        ------------
NET OTHER ASSETS AND LIABILITIES - (17.34)%              (12,197,163)
                                                        ------------
TOTAL NET ASSETS - 100.00%                              $ 70,368,679
                                                        ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $86,433,485.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                      Value
 Shares                                              (Note 1)
--------                                           -----------
COMMON STOCKS - 95.96%

           CONSUMER DISCRETIONARY - 16.98%
   5,500   Arbitron, Inc.                          $   219,835
  24,500   Cato Corp./The, Class A                     401,065
  16,100   CEC Entertainment, Inc. *                   375,613
  15,800   Helen of Troy, Ltd. *                       268,600
  32,500   Hibbett Sports, Inc. *                      604,175
   6,500   Matthews International Corp., Class A       317,655
  20,800   Modine Manufacturing Co.                    321,152
   7,300   Sonic Corp. *                               161,914
  36,600   Stage Stores, Inc.                          438,102
   8,700   Tempur-Pedic International, Inc.            172,434
   9,200   Unifirst Corp./MA                           375,728
  19,600   Valassis Communications, Inc. *             187,376
                                                   -----------
                                                     3,843,649
                                                   -----------
           CONSUMER STAPLES - 5.60%
  19,000   Casey's General Stores, Inc.                494,000
   7,400   Herbalife, Ltd.                             293,632
  11,800   Lance, Inc.                                 216,294
   5,300   Universal Corp./Richmond VA                 263,993
                                                   -----------
                                                     1,267,919
                                                   -----------
           ENERGY - 5.62%
  15,600   Penn Virginia Corp.                         664,716
  11,300   Whiting Petroleum Corp. *                   607,262
                                                   -----------
                                                     1,271,978
                                                   -----------
           FINANCIALS - 21.92%
   6,200   Acadia Realty Trust, REIT                   155,310
   7,800   American Campus Communities,
           Inc., REIT                                  225,030
  15,300   Ares Capital Corp.                          213,894
  22,400   Asset Acceptance Capital Corp.              216,160
  16,800   Assured Guaranty, Ltd.                      397,488
  13,200   Asta Funding, Inc.                          275,484
   9,600   Credit Acceptance Corp. *                   163,200
  12,200   Delphi Financial Group, Inc., Class A       382,836
  15,500   Financial Federal Corp.                     372,620
   5,200   First Midwest Bancorp, Inc./IL              162,240
  12,420   International Bancshares Corp.              257,591
   6,900   IPC Holdings, Ltd.                          177,537
   5,600   MB Financial, Inc.                          174,160
  14,500   NewAlliance Bancshares, Inc.                178,350
   1,900   Pennsylvania Real Estate
           Investment Trust, REIT                       50,635
   8,300   Platinum Underwriters Holdings, Ltd.        280,125
   4,100   PS Business Parks, Inc., REIT               206,025
  31,300   RAIT Investment Trust, REIT                 289,838
  13,600   Realty Income Corp., REIT                   331,568
  21,300   U-Store-It Trust, REIT                      202,776
   5,000   Westamerica Bancorporation                  247,600
                                                   -----------
                                                     4,960,467
                                                   -----------

                                                      Value
 Shares                                              (Note 1)
--------                                           -----------
           HEALTH CARE - 5.99%
   7,600   Amsurg Corp. *                          $   195,776
  10,900   Centene Corp. *                             260,946
  11,800   Corvel Corp. *                              292,050
   6,100   Orthofix International N.V. *               333,548
  13,000   Universal American Corp. *                  272,090
                                                   -----------
                                                     1,354,410
                                                   -----------
           INDUSTRIALS - 24.40%
  26,800   ACCO Brands Corp. *                         363,140
  12,100   Acuity Brands, Inc.                         550,671
  33,700   Airtran Holdings, Inc. *                    290,831
   6,900   Albany International Corp., Class A         241,569
  12,800   Belden, Inc.                                541,440
  20,800   Bowne & Co., Inc.                           255,840
  25,100   Carlisle Cos., Inc.                         835,830
  17,600   Deswell Industries, Inc.                    107,008
   8,700   ESCO Technologies, Inc. *                   326,163
  11,400   Genesee & Wyoming, Inc., Class A *          311,334
  16,000   Mueller Industries, Inc.                    448,000
  10,000   Quixote Corp.                               169,300
   8,800   Simpson Manufacturing Co., Inc.             242,440
   5,400   Sterling Construction Co., Inc. *           110,754
   8,300   United Stationers, Inc. *                   458,658
  18,800   Vitran Corp., Inc. *                        268,840
                                                   -----------
                                                     5,521,818
                                                   -----------
           INFORMATION TECHNOLOGY - 5.52%
  12,500   Electronics for Imaging *                   184,500
   8,900   MAXIMUS, Inc.                               313,992
  19,300   NAM TAI Electronics, Inc.                   162,506
  15,000   Websense, Inc. *                            307,500
  15,500   Xyratex, Ltd. *                             279,775
                                                   -----------
                                                     1,248,273
                                                   -----------
           MATERIALS - 4.32%
   5,100   Aptargroup, Inc.                            192,372
   4,700   Compass Minerals International, Inc.        199,374
   4,900   Deltic Timber Corp.                         261,464
  19,600   Zep, Inc.                                   323,792
                                                   -----------
                                                       977,002
                                                   -----------
           TELECOMMUNICATION SERVICES - 0.74%
   5,300   Atlantic Tele-Network, Inc.                 166,897
                                                   -----------
           UTILITIES - 4.87%
   7,300   Atmos Energy Corp.                          209,656
   2,900   New Jersey Resources Corp.                  135,981
  19,800   PNM Resources, Inc.                         382,536
   9,400   Westar Energy, Inc.                         228,984
   4,500   WGL Holdings, Inc.                          145,080
                                                   -----------
                                                     1,102,237
                                                   -----------
           TOTAL COMMON STOCKS
           (Cost $24,043,779)                       21,714,650
                                                   -----------

              See accompanying Notes to Portfolios of Investments.

SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                      Value
 Shares                                              (Note 1)
--------                                           -----------
INVESTMENT COMPANY - 4.05%
 917,652   SSgA Prime Money Market Fund            $   917,652
                                                   -----------
           TOTAL INVESTMENT COMPANY
           (Cost $917,652)                             917,652
                                                   -----------
TOTAL INVESTMENTS - 100.01%
(Cost $24,961,431**)                                22,632,302
                                                   -----------
NET OTHER ASSETS AND LIABILITIES - (0.01)%              (2,459)
                                                   -----------
TOTAL NET ASSETS - 100.00%                         $22,629,843
                                                   ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $24,997,394.

REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS - 101.30%

         CONSUMER DISCRETIONARY - 10.55%
 1,700   Abercrombie & Fitch Co., Class A                            $   135,473
 6,000   Cabela's, Inc. *                                                 88,500
 6,400   California Pizza Kitchen, Inc. *                                 85,952
 3,700   CKX, Inc. *                                                      37,000
 2,100   Columbia Sportswear Co.                                          91,665
 1,900   Ctrip.com International, Ltd., ADR                               86,754
 1,900   Deckers Outdoor Corp. *                                         230,356
 2,100   Dick's Sporting Goods, Inc. *                                    68,355
 4,200   Dolan Media Co. *                                                95,172
 1,200   Dollar Tree Stores, Inc. *                                       33,612
 2,700   Focus Media Holding, Ltd., ADR *                                129,735
 3,200   Fossil, Inc. *                                                  108,736
 3,600   Genesco, Inc. *                                                 120,096
 2,500   GSI Commerce, Inc. *                                             40,700
 3,600   Iconix Brand Group, Inc. *                                       74,844
 2,800   Interactive Data Corp.                                           81,060
 3,100   iRobot Corp. *                                                   62,527
 1,700   Men's Wearhouse, Inc.                                            43,333
 6,400   Outdoor Channel Holdings, Inc. *                                 45,888
 5,300   Pinnacle Entertainment, Inc. *                                   96,725
   800   priceline.com, Inc. *                                            86,816
 5,000   Scientific Games Corp., Class A *                               119,000
 2,000   Sotheby's                                                        62,140
 2,400   Urban Outfitters, Inc. *                                         69,600
 4,000   Volcom, Inc. *                                                   80,720
 4,400   Warnaco Group, Inc./The *                                       157,916
11,900   World Wrestling Entertainment, Inc., Class A                    178,262
                                                                     -----------
                                                                       2,510,937
                                                                     -----------
         CONSUMER STAPLES - 1.06%
 5,200   John B. Sanfilippo & SON *                                       36,400
 3,000   Pantry, Inc./The *                                               87,180
 3,000   Reddy Ice Holdings, Inc.                                         67,290
 3,400   Winn-Dixie Stores, Inc. *                                        60,248
                                                                     -----------
                                                                         251,118
                                                                     -----------
         ENERGY - 5.98%
   400   Atwood Oceanics, Inc. *                                          33,236
 5,400   Basic Energy Services, Inc. *                                    96,606
 7,600   Cabot Oil & Gas Corp.                                           294,044
 3,300   Carrizo Oil & Gas, Inc. *                                       160,644
 1,600   Dawson Geophysical Co. *                                         91,648
 1,400   Dril-Quip, Inc. *                                                67,956
 3,600   Hercules Offshore, Inc. *                                        82,980
 3,100   Lufkin Industries, Inc.                                         163,897
 4,000   NATCO Group, Inc., Class A *                                    183,120
 1,800   Oceaneering International, Inc. *                               103,644
 3,000   W-H Energy Services, Inc. *                                     145,950
                                                                     -----------
                                                                       1,423,725
                                                                     -----------
         FINANCIALS - 7.71%
   600   Affiliated Managers Group, Inc. *                                58,986
   700   Alexandria Real Estate Equities, Inc., REIT                      68,761
 5,400   American Physicians Capital, Inc.                               223,128
 3,000   Boston Private Financial Holdings, Inc.                          68,490

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
         FINANCIALS (CONTINUED)
 4,000   CompuCredit Corp. *                                         $    58,800
 1,800   First Industrial Realty Trust, Inc., REIT                        62,694
 4,000   GFI Group, Inc. *                                               352,840
 5,400   Greenhill & Co., Inc.                                           364,662
 3,600   Mid-America Apartment Communities, Inc., REIT                   164,916
 1,900   Signature Bank/New York, NY *                                    63,669
 2,400   SVB Financial Group *                                           116,160
 3,300   Tower Group, Inc.                                                96,426
 4,100   Waddell & Reed Financial, Inc., Class A                         136,038
                                                                     -----------
                                                                       1,835,570
                                                                     -----------
         HEALTH CARE - 19.40%
 1,000   Air Methods Corp. *                                              45,880
 1,600   Alexion Pharmaceuticals, Inc. *                                 104,512
 6,000   Align Technology, Inc. *                                         70,680
 7,400   Alkermes, Inc. *                                                 98,568
 4,200   AMN Healthcare Services, Inc. *                                  65,604
 5,000   Arthrocare Corp. *                                              200,150
10,400   Bradley Pharmaceuticals, Inc. *                                 206,856
 3,200   Corvel Corp. *                                                   79,200
 9,200   Cutera, Inc. *                                                  114,908
 9,900   Cypress Bioscience, Inc. *                                       83,061
 1,200   Gen-Probe, Inc. *                                                68,580
 4,900   HMS Holdings Corp. *                                            154,840
 4,300   Hologic, Inc. *                                                 276,748
 2,000   Icon PLC, ADR *                                                 125,360
 2,000   Immucor, Inc. *                                                  57,680
 4,300   InterMune, Inc. *                                                72,111
 6,500   inVentiv Health, Inc. *                                         213,785
 3,300   Kendle International, Inc. *                                    139,887
 4,000   KV Pharmaceutical Co., Class A *                                103,920
 1,400   Magellan Health Services, Inc. *                                 61,236
 1,800   Matria Healthcare, Inc. *                                        51,948
 7,000   Medcath Corp. *                                                 174,160
 5,000   Medicines Co./The *                                              85,600
 1,800   Medicis Pharmaceutical Corp., Class A                            36,558
 1,400   Myriad Genetics, Inc. *                                          60,214
 4,800   Noven Pharmaceuticals, Inc. *                                    64,464
 5,100   Omnicell, Inc. *                                                127,908
 5,000   Parexel International Corp. *                                   272,050
 2,700   Pediatrix Medical Group, Inc. *                                 183,843
 8,700   PharmaNet Development Group, Inc. *                             354,612
 3,600   PSS World Medical, Inc. *                                        62,244
 4,900   Psychiatric Solutions, Inc. *                                   147,833
 2,400   SonoSite, Inc. *                                                 83,592
 6,900   Sun Healthcare Group, Inc. *                                    118,887
 3,600   Sunrise Senior Living, Inc. *                                   103,356
 6,700   Trizetto Group *                                                130,784
 5,000   Wright Medical Group, Inc. *                                    136,500
   600   XenoPort, Inc. *                                                 36,816
 1,600   Zoll Medical Corp. *                                             42,656
                                                                     -----------
                                                                       4,617,591
                                                                     -----------
         INDUSTRIALS - 25.37%
 9,500   AAR Corp. *                                                     279,870
 7,100   Actuant Corp., Class A                                          194,043

              See accompanying Notes to Portfolios of Investments.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS (CONTINUED)

         INDUSTRIALS (CONTINUED)
 1,400   Acuity Brands, Inc.                                         $    63,714
 3,400   Advisory Board Co./The *                                        216,648
 5,700   American Commercial Lines, Inc. *                               115,482
 5,100   BE Aerospace, Inc. *                                            196,911
 2,600   Bucyrus International, Inc., Class A                            241,046
 2,600   Chart Industries, Inc. *                                         65,806
 1,500   Clean Harbors, Inc. *                                            83,220
11,300   Comfort Systems USA, Inc.                                       138,651
 4,300   EnPro Industries, Inc. *                                        129,000
 6,300   FTI Consulting, Inc. *                                          348,453
 2,700   G&K Services, Inc., Class A                                     107,919
 6,600   Genesis Lease, Ltd., ADR                                        132,660
 3,600   Geo Group, Inc./The *                                            86,112
 1,800   GeoEye, Inc. *                                                   62,928
 2,700   GrafTech International, Ltd. *                                   40,635
 6,800   Healthcare Services Group                                       164,968
 3,900   Heico Corp.                                                     173,589
 9,000   HUB Group, Inc., Class A *                                      262,170
 9,100   Hudson Highland Group, Inc. *                                    61,971
 1,700   Huron Consulting Group, Inc. *                                  122,094
 2,200   IHS, Inc., Class A *                                            136,268
 1,000   II-VI, Inc. *                                                    32,420
12,600   Innovative Solutions & Support, Inc. *                          141,498
 6,200   Interface, Inc., Class A                                         98,952
 2,200   Kaydon Corp.                                                     96,118
 3,500   Kenexa Corp. *                                                   62,160
 1,100   Kirby Corp. *                                                    50,578
 3,900   Ladish Co., Inc. *                                              138,411
 6,600   LMI Aerospace, Inc. *                                           133,188
 2,400   Middleby Corp. *                                                143,064
 3,600   NCI Building Systems, Inc. *                                    103,536
 8,000   On Assignment, Inc. *                                            44,480
 1,500   Perini Corp. *                                                   52,425
 4,100   RBC Bearings, Inc. *                                            122,754
 5,600   Simpson Manufacturing Co., Inc.                                 154,280
 2,000   Stericycle, Inc. *                                              118,520
 3,100   TeleTech Holdings, Inc. *                                        61,163
 3,000   TransDigm Group, Inc. *                                         124,140
 5,100   Triumph Group, Inc.                                             275,400
 4,500   UAP Holding Corp.                                               172,530
 1,600   URS Corp. *                                                      70,240
 7,200   Wabtec Corp.                                                    247,608
 3,800   Waste Connections, Inc. *                                       110,808
 1,200   Watson Wyatt Worldwide, Inc.                                     58,980
                                                                     -----------
                                                                       6,037,411
                                                                     -----------
         INFORMATION TECHNOLOGY - 24.49%
 1,200   Anixter International, Inc. *                                    84,072
 6,300   Ansoft Corp. *                                                  133,812
 6,800   Ansys, Inc. *                                                   237,388
 4,600   Aspen Technology, Inc. *                                         64,630
 1,800   Atheros Communications, Inc. *                                   49,158
 6,600   Blackboard, Inc. *                                              230,868
 2,900   Cabot Microelectonics Corp. *                                   100,282
 2,600   CACI International, Inc., Class A *                             113,334
 3,200   Commvault Systems, Inc. *                                        59,584

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
         INFORMATION TECHNOLOGY (CONTINUED)
 4,500   Comtech Telecommunications Corp. *                          $   201,600
 3,100   Cymer, Inc. *                                                    83,731
 6,950   Diodes, Inc. *                                                  160,892
 6,900   DivX, Inc. *                                                     98,325
 4,000   EMS Technologies, Inc. *                                        109,920
 3,700   Emulex Corp. *                                                   57,720
 5,600   ExlService Holdings, Inc. *                                     106,288
 1,700   FARO Technologies, Inc. *                                        40,596
10,800   Flir Systems, Inc. *                                            327,024
11,000   Forrester Research, Inc. *                                      264,000
12,100   i2 Technologies, Inc. *                                         169,521
 4,000   Informatica Corp. *                                              77,240
13,500   Kulicke & Soffa Industries, Inc. *                               72,765
10,500   Manhattan Associates, Inc. *                                    260,295
 3,200   Micros Systems, Inc. *                                          197,056
 9,000   Microsemi Corp. *                                               204,480
 4,600   MPS Group, Inc. *                                                46,230
 3,200   Netlogic Microsystems, Inc. *                                    83,200
10,300   Nice Systems, Ltd., ADR *                                       315,283
 8,500   Perficient, Inc. *                                              118,065
 1,500   Power Integrations, Inc. *                                       38,220
 3,600   Quality Systems, Inc.                                           109,404
 6,000   Rackable Systems, Inc. *                                         50,160
 4,400   Red Hat, Inc. *                                                  82,192
 1,600   Rofin-Sinar Technologies, Inc. *                                 68,016
 2,200   Satyam Computer Services, Ltd., ADR                              53,570
 1,700   Scansource, Inc. *                                               53,822
 9,800   Secure Computing Corp. *                                         87,710
 2,700   SiRF Technology Holdings, Inc. *                                 41,337
 7,800   SonicWALL, Inc. *                                                68,484
 5,800   Standard Microsystems Corp. *                                   173,536
 6,900   SYKES Enterprises, Inc. *                                       108,951
 8,600   Technitrol, Inc.                                                194,876
 3,600   THQ, Inc. *                                                      64,836
 7,100   Travelzoo, Inc. *                                               112,464
 3,900   Valueclick, Inc. *                                               85,137
 2,150   Varian Semiconductor Equipment Associates, Inc. *                69,252
 5,700   Verint Systems, Inc. *                                          105,450
 3,400   Wright Express Corp. *                                          101,796
 7,800   Zoran Corp. *                                                    92,040
                                                                     -----------
                                                                       5,828,612
                                                                     -----------
         MATERIALS - 5.04%
 2,000   Airgas, Inc.                                                     92,820
 2,600   Aptargroup, Inc.                                                 98,072
 3,000   Century Aluminum Co. *                                          155,970
 1,600   Haynes International, Inc. *                                     70,688
 2,200   Owens-Illinois, Inc. *                                          110,880
 1,400   RTI International Metals, Inc. *                                 77,350
 7,500   Silgan Holdings, Inc.                                           355,200
 5,300   Terra Industries, Inc. *                                        238,871
                                                                     -----------
                                                                       1,199,851
                                                                     -----------
         TELECOMMUNICATION SERVICES - 1.11%
 9,200   NTELOS Holdings Corp.                                           195,776
 7,200   PAETEC Holding Corp. *                                           68,472
                                                                     -----------
                                                                         264,248
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS (CONTINUED)

         UTILITIES - 0.59%
 1,300   Energen Corp.                                               $    81,770
 1,100   ITC Holdings Corp.                                               58,124
                                                                     -----------
                                                                         139,894
                                                                     -----------
         TOTAL COMMON STOCKS
         (Cost $25,652,166)                                           24,108,957
                                                                     -----------
INVESTMENT COMPANY - 0.00%
     1   SSgA Prime Money Market Fund                                          1
                                                                     -----------
         TOTAL INVESTMENT COMPANY
         (Cost $1)                                                             1
                                                                     -----------
TOTAL INVESTMENTS - 101.30%
(Cost $25,652,167**)                                                  24,108,958
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - (1.30)%                             (310,174)
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $23,798,784
                                                                     ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $25,827,266.

ADR  American Depositary Receipt.

REIT Real Estate Investment Trust.

PLC  Public Limited Company.

     The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
Shares                                                                (Note 1)
------                                                             -------------
COMMON STOCKS - 94.91%

              ARGENTINA - 0.31%
      9,300   Tenaris S.A., ADR                                    $     371,907
                                                                   -------------
              AUSTRALIA - 0.23%
     23,124   ABC Learning Centres, Ltd. (O)                              93,202
     15,718   Fairfax Media, Ltd. (O)                                     56,794
     11,095   James Hardie Industries N.V. (O)                            63,053
     24,759   Macquarie Infrastructure Group (O)                          68,301
                                                                   -------------
                                                                         281,350
                                                                   -------------
              BAHRAIN - 0.08%
      3,589   Investcorp Bank BSC, GDR                                    96,903
         14   Investcorp Bank BSC, GDR (C)                                   350
                                                                   -------------
                                                                          97,253
                                                                   -------------
              BELGIUM - 1.48%
      4,780   Arseus N.V. *                                               62,206
     20,259   InBev N.V.                                               1,665,508
      2,275   Telenet Group Holding N.V. *                                63,169
                                                                   -------------
                                                                       1,790,883
                                                                   -------------
              BRAZIL - 0.88%
      8,700   Banco do Brasil S.A.                                       144,773
        700   Cia de Concessoes Rodoviarias                               11,290
      4,770   Empresa Brasileira de Aeronautica
              S.A., ADR                                                  207,018
     30,590   JHSF Participacoes S.A. *                                  114,337
     16,077   Redecard S.A.                                              233,232
      7,090   Souza Cruz S.A.                                            195,628
      7,730   Tam S.A., ADR                                              166,968
                                                                   -------------
                                                                       1,073,246
                                                                   -------------
              CANADA - 0.88%
     24,500   TELUS Corp.                                              1,066,780
                                                                   -------------
              EGYPT - 0.71%
      2,677   Eastern Tobacco                                            216,756
      4,361   Egyptian Co. for Mobile Services                           172,628
      2,841   Orascom Construction Industries                            292,534
     11,690   Orascom Telecom Holding S.A.E.                             175,951
                                                                   -------------
                                                                         857,869
                                                                   -------------
              FINLAND - 2.41%
      1,780   Konecranes OYJ                                              54,009
     74,700   Nokia OYJ                                                2,742,390
      3,430   Sampo OYJ, A Shares                                         89,439
      1,000   Vacon PLC                                                   37,398
                                                                   -------------
                                                                       2,923,236
                                                                   -------------
              FRANCE - 11.53%
     23,951   AXA S.A.                                                   819,549
     12,456   BNP Paribas                                              1,229,268
      1,179   Carbone Lorraine                                            62,183
     44,100   Gaz de France S.A. (O)                                   2,383,177
     18,500   Groupe Danone                                            1,491,135
      1,067   Neopost S.A.                                               108,400
     33,421   Sanofi-Aventis S.A. (O)                                  2,716,970
      7,600   Societe Generale                                           941,275
     42,915   Total S.A. (O)                                           3,107,307

                                                                       Value
Shares                                                                (Note 1)
------                                                             -------------
              FRANCE (CONTINUED)
        636   Virbac S.A.                                          $      54,260
     27,100   Vivendi                                                  1,088,596
                                                                   -------------
                                                                      14,002,120
                                                                   -------------
              GERMANY - 11.27%
      1,466   Aareal Bank AG                                              49,718
     22,529   Adidas AG                                                1,436,183
      7,050   Allianz SE                                               1,267,401
      4,024   Compugroup Holding AG *                                     74,193
     11,500   Continental AG                                           1,192,054
      1,590   CTS Eventim AG                                              64,560
     34,400   Daimler AG                                               2,686,234
     66,300   Deutsche Post AG                                         2,150,694
     10,800   E.ON AG                                                  1,981,028
        983   Pfeiffer Vacuum Technology AG                               73,699
      1,417   SGL Carbon AG *                                             72,150
     19,914   Siemens AG                                               2,575,737
      2,667   Symrise AG *                                                66,596
                                                                   -------------
                                                                      13,690,247
                                                                   -------------
              GREECE - 1.82%
     18,080   National Bank of Greece S.A.                             1,105,526
     28,490   OPAP S.A.                                                  994,523
      3,550   Piraeus Bank S.A.                                          114,283
                                                                   -------------
                                                                       2,214,332
                                                                   -------------
              HONG KONG - 0.12%
     11,450   Esprit Holdings, Ltd.                                      148,480
                                                                   -------------
              HUNGARY - 0.11%
        612   Richter Gedeon Nyrt.                                       136,131
                                                                   -------------
              INDIA - 1.39%
      2,800   Grasim Industries, Ltd.                                    209,734
     10,291   Hero Honda Motors, Ltd.                                    179,182
     34,784   Hindustan Unilever, Ltd.                                   187,737
     15,539   Oil & Natural Gas Corp., Ltd.                              407,016
     11,820   Punjab National Bank, Ltd.                                 194,133
     33,697   Satyam Computer Services, Ltd.                             342,164
      2,976   State Bank of India, Ltd.                                  164,679
                                                                   -------------
                                                                       1,684,645
                                                                   -------------
              INDONESIA - 0.46%
    385,000   Bank Mandiri Persero Tbk PT                                142,015
     40,500   PT Astra International Tbk                                 121,840
      4,570   Telekomunikasi Indonesia
              Tbk PT, ADR                                                184,445
     72,000   United Tractors Tbk PT                                     105,430
                                                                   -------------
                                                                         553,730
                                                                   -------------
              IRELAND - 1.04%
      7,058   Anglo Irish Bank Corp. PLC                                  99,282
     28,587   CRH PLC                                                  1,071,983
      3,429   DCC PLC                                                     94,676
                                                                   -------------
                                                                       1,265,941
                                                                   -------------
              ISLE OF MAN - 0.05%
     15,151   Hansard Global PLC                                          65,561
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
Shares                                                                (Note 1)
------                                                             -------------
COMMON STOCKS (CONTINUED)

              ISRAEL - 0.37%
     57,870   Bank Hapoalim BM                                     $     267,440
     13,982   Israel Chemicals, Ltd.                                     180,725
                                                                   -------------
                                                                         448,165
                                                                   -------------
              ITALY - 2.67%
        630   Aicon SpA *                                                  1,226
     51,000   ENI SpA                                                  1,640,710
    218,774   UniCredito Italiano SpA                                  1,602,253
                                                                   -------------
                                                                       3,244,189
                                                                   -------------
              JAPAN - 12.63%
      2,080   ABC-Mart, Inc.                                              51,535
      5,940   Amano Corp.                                                 66,603
      3,360   Asahi Pretec Corp. (O)                                      84,008
     18,300   Canon, Inc.                                                786,818
         27   Creed Corp. (O)                                             39,961
     39,570   Daito Trust Construction Co., Ltd. (O)                   2,123,892
      2,560   Don Quijote Co., Ltd. (O)                                   45,613
        160   East Japan Railway Co.                                   1,317,409
      2,500   Eizo Nanao Corp.                                            62,175
      2,590   Hisamitsu Pharmaceutical Co., Inc. (O)                      87,098
     31,900   HOYA Corp.                                                 868,058
      4,910   Ichiyoshi Securities Co., Ltd. (O)                          47,235
      1,800   Jafco Co., Ltd. (O)                                         64,072
        304   Japan Tobacco, Inc.                                      1,612,924
     45,820   JSR Corp. (O)                                            1,062,287
         86   KK DaVinci Advisors (O)*                                    69,280
      2,910   Konami Corp. (O)                                            87,228
      4,120   MISUMI Group, Inc. (O)                                      66,689
     18,400   Nidec Corp. (O)                                          1,210,127
      5,780   OSG Corp. (O)                                               57,879
        216   Sony Financial Holdings, Inc. *                            833,853
        143   Sumitomo Mitsui Financial Group, Inc. (O)                1,125,718
    206,400   Sumitomo Trust & Banking Co., Ltd./The                   1,306,499
      5,000   Suruga Bank, Ltd.                                           59,107
      1,840   Sysmex Corp. (O)                                            76,354
     14,800   Takeda Pharmaceutical Co., Ltd.                            894,197
      3,480   THK Co., Ltd. (O)                                           68,782
    217,000   Tokyo Gas Co., Ltd.                                      1,008,215
      2,600   Union Tool Co. (O)                                         100,423
      1,020   USS Co., Ltd.                                               59,238
                                                                   -------------
                                                                      15,343,277
                                                                   -------------
              KAZAKHSTAN - 0.13%
     10,562   Eurasia Natural Resources Corp. *                          161,801
                                                                   -------------
              MALAYSIA - 0.22%
     11,400   British American Tobacco
              Malaysia Bhd                                               148,578
    110,500   PLUS Expressways Bhd                                       112,396
                                                                   -------------
                                                                         260,974
                                                                   -------------
              MEXICO - 0.79%
      7,446   Cemex SAB de C.V., ADR *                                   201,861

                                                                       Value
Shares                                                                (Note 1)
------                                                             -------------
              MEXICO (CONTINUED)
      5,590   Desarrolladora Homex SAB de C.V., ADR *              $     307,058
      3,300   Fomento Economico Mexicano SAB de C.V., ADR                119,361
      9,030   Grupo Televisa S.A., ADR                                   201,279
     32,510   Kimberly-Clark de Mexico SAB de
              C.V., Class A                                              131,762
                                                                   -------------
                                                                         961,321
                                                                   -------------
              NETHERLANDS - 2.43%
      2,314   Advanced Metallurgical Group N.V. *                        129,631
      2,618   Boskalis Westminster                                       142,089
      1,889   Fugro N.V.                                                 129,035
     24,540   Heineken N.V.                                            1,376,319
      4,413   Ordina N.V.                                                 64,745
      2,217   SBM Offshore N.V.                                           64,073
     26,830   TNT N.V.                                                   992,082
      2,753   USG People N.V.                                             57,446
                                                                   -------------
                                                                       2,955,420
                                                                   -------------
              NEW ZEALAND - 0.72%
   274,789    Telecom Corp. of New Zealand,
              Ltd. (O)                                                   871,410
                                                                   -------------
              NORWAY - 0.17%
      3,080   Acergy S.A. (O)                                             55,946
      4,690   ODIM ASA *                                                  49,202
      7,730   Songa Offshore ASA (O)*                                     97,796
                                                                   -------------
                                                                         202,944
                                                                   -------------
              PHILIPPINES - 0.33%
      5,360   Philippine Long Distance Telephone
              Co., ADR                                                   403,340
                                                                   -------------
              PORTUGAL - 0.04%
     11,235   Banif SGPS S.A.                                             54,029
                                                                   -------------
              RUSSIA - 0.90%
        100   Eurasia Drilling Co., Ltd., GDR *                            2,300
      4,400   Eurasia Drilling Co., Ltd., GDR (C)*                       101,200
      1,660   Evraz Group S.A., GDR                                      120,682
      3,350   Mobile Telesystems OJSC, ADR                               278,620
      6,730   Oriflame Cosmetics S.A., SDR                               366,260
     59,352   TNK-BP Holding                                              97,775
        500   Vsmpo-Avisma Corp.                                         124,500
                                                                   -------------
                                                                       1,091,337
                                                                   -------------
              SINGAPORE - 2.38%
     48,000   DBS Group Holdings, Ltd.                                   601,341
    879,300   Singapore Telecommunications, Ltd.                       2,285,102
                                                                   -------------
                                                                       2,886,443
                                                                   -------------
              SOUTH AFRICA - 1.86%
     27,314   Aquarius Platinum, Ltd.                                    327,134
     26,939   Imperial Holdings, Ltd.                                    279,147
     10,036   Kumba Iron Ore, Ltd.                                       387,380
     23,400   Massmart Holdings, Ltd.                                    215,376
     13,463   Naspers, Ltd.                                              250,545
     10,155   Nedbank Group, Ltd.                                        150,457
     27,140   Pretoria Portland Cement Co., Ltd.                         136,943

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
Shares                                                                (Note 1)
------                                                             -------------
COMMON STOCKS (CONTINUED)

              SOUTH AFRICA (CONTINUED)
     37,523   Sanlam, Ltd.                                         $      98,731
     87,518   Steinhoff International Holdings, Ltd.                     193,684
     61,979   Truworths International, Ltd.                              217,102
                                                                   -------------
                                                                       2,256,499
                                                                   -------------
              SOUTH KOREA - 2.14%
        160   Amorepacific Corp.                                         106,418
        631   GS Engineering & Construction Corp.                         77,560
      1,415   Hite Brewery Co., Ltd.                                     189,198
     10,172   Kookmin Bank                                               673,388
      1,869   Samsung Electronics Co., Ltd., GDR (C)                     586,313
      9,687   Shinhan Financial Group Co., Ltd.                          521,032
        485   SK Telecom Co., Ltd.                                       110,603
      1,550   SK Telecom Co., Ltd., ADR                                   38,486
      8,880   Woongjin Coway Co., Ltd.                                   300,557
                                                                   -------------
                                                                       2,603,555
                                                                   -------------
              SPAIN - 1.53%
     97,900   Banco Santander S.A. (O)                                 1,714,182
      2,310   Codere S.A. *                                               57,250
      3,410   Indra Sistemas S.A.                                         87,899
                                                                   -------------
                                                                       1,859,331
                                                                   -------------
              SWEDEN - 0.76%
      9,887   Duni AB *                                                   66,995
      5,900   Elekta AB, B Shares (O)                                     96,468
      3,110   Getinge AB, B Shares                                        72,540
      6,880   KappAhl Holding AB (O)*                                     51,404
    279,300   Telefonaktiebolaget LM Ericsson, B Shares                  631,553
                                                                   -------------
                                                                         918,960
                                                                   -------------
              SWITZERLAND - 7.49%
         13   Bank Sarasin & Cie AG, Series B                             53,779
        136   Banque Cantonale Vaudoise                                   57,691
        330   Burckhardt Compression Holding AG                           94,349
     27,468   Credit Suisse Group                                      1,551,406
      1,136   Gottex Fund Management Holdings, Ltd. *                     51,415
      7,117   Nestle S.A.                                              3,169,966
     61,585   Novartis AG                                              3,105,842
      1,250   Swissquote Group Holding S.A.                               60,639
      3,347   Zurich Financial Services AG                               950,454
                                                                   -------------
                                                                       9,095,541
                                                                   -------------
              TAIWAN - 0.72%
    119,000   Advanced Semiconductor
              Engineering, Inc.                                          106,435
     30,690   Advantech Co., Ltd.                                         63,694
    153,399   Chinatrust Financial Holding Co., Ltd. *                   123,883
     79,100   Fubon Financial Holding Co., Ltd.                           79,698
     36,664   HON HAI Precision Industry Co., Ltd.                       198,337

                                                                       Value
Shares                                                                (Note 1)
------                                                             -------------
              TAIWAN (CONTINUED)
     26,599   Novatek Microelectronics Corp., Ltd.                 $      92,180
    113,261   Taiwan Semiconductor Manufacturing Co., Ltd.               215,582
                                                                   -------------
                                                                         879,809
                                                                   -------------
              TURKEY - 0.57%
     10,800   Ford Otomotiv Sanayi AS                                    112,544
     34,577   Turkcell Iletisim Hizmet AS                                311,029
      4,392   Turkcell Iletisim Hizmet AS, ADR                            99,830
     33,080   Turkiye Is Bankasi                                         166,110
                                                                   -------------
                                                                         689,513
                                                                   -------------
              UNITED KINGDOM - 21.29%
     12,643   Ashmore Group PLC                                           65,210
    238,100   BAE Systems PLC                                          2,219,293
    208,691   BP PLC                                                   2,214,773
     47,700   British American Tobacco PLC                             1,709,074
      4,404   Charter PLC *                                               60,588
      2,386   Chemring Group PLC                                         102,534
     93,200   Diageo PLC                                               1,876,464
     20,564   Enodis PLC                                                  57,891
      6,568   Enterprise Inns PLC                                         58,640
     14,572   Filtrona PLC                                                55,663
    100,320   GlaxoSmithKline PLC                                      2,368,963
     26,418   Hampson Industries PLC                                      75,736
     54,900   HSBC Holdings PLC                                          823,546
     35,532   Imperial Tobacco Group PLC                               1,731,927
      5,010   Intertek Group PLC                                          87,851
    131,800   Lloyds TSB Group PLC                                     1,161,005
      8,419   Man Group PLC                                               92,590
     67,308   National Grid PLC                                        1,036,457
      4,383   Northgate PLC                                               61,519
    310,878   Old Mutual PLC                                             775,011
    107,300   Prudential PLC                                           1,386,700
     27,900   Reckitt Benckiser PLC                                    1,461,156
     43,359   Regus Group PLC                                             62,109
     17,260   Sepura, Ltd. *                                              44,659
    176,500   Tesco PLC                                                1,473,291
     41,000   Unilever PLC                                             1,348,343
      5,967   Victrex PLC                                                 78,707
    942,492   Vodafone Group PLC                                       3,309,304
      7,496   William Hill PLC                                            60,860
                                                                   -------------
                                                                      25,859,864
                                                                   -------------
              TOTAL COMMON STOCKS
              (Cost $108,280,934 )                                   115,271,433
                                                                   -------------
COMMON STOCK UNIT - 0.05%

              IRELAND - 0.05%
      7,903   Grafton Group PLC *                                         61,898
                                                                   -------------
              TOTAL COMMON STOCK UNIT
              (Cost $77,089)                                              61,898
                                                                   -------------

               See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
Shares                                                                (Note 1)
------                                                             -------------
PREFERRED STOCKS - 0.82%

              BRAZIL - 0.75%
  4,650,916   AES Tiete S.A.                                       $     157,699
      6,520   Cia Energetica de Minas Gerais                             103,712
     10,754   Cia Vale do Rio Doce                                       273,905
      5,830   Iochpe Maxion S.A.                                          99,834
     40,200   Klabin S.A.                                                139,279
      9,000   Suzano Papel e Celulose S.A.                               137,221
                                                                   -------------
                                                                         911,650
                                                                   -------------
              GERMANY - 0.07%
      1,102   Fuchs Petrolub AG                                           84,599
                                                                   -------------
              TOTAL PREFERRED STOCKS
              (Cost $668,107)                                            996,249
                                                                   -------------
WARRANTS AND RIGHTS - 0.00%

              INDIA - 0.00%
        675   State Bank of India, Ltd.*
              Exp. 01/28/08 (Exercise Price $14.60)                            0
                                                                   -------------
              TOTAL WARRANTS AND RIGHTS
              (Cost $0)                                                        0
                                                                   -------------
 Par Value
 ---------
CERTIFICATE OF DEPOSIT - 23.41%

              UNITED STATES - 23.41%
$28,431,608   State Street Eurodollar
              1.200%, due 02/01/08                                    28,431,608
                                                                   -------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $28,431,608)                                      28,431,608
                                                                   -------------
Shares
------
INVESTMENT COMPANY - 4.45%

              UNITED STATES - 4.45%
  5,407,545   SSgA Prime Money Market Fund                             5,407,545
                                                                   -------------
              TOTAL INVESTMENT COMPANY
              (Cost $5,407,545)                                        5,407,545
                                                                   -------------

                                                                       Value
Shares                                                                (Note 1)
------                                                             -------------
COLLATERAL FOR SECURITIES ON LOAN - 6.98%

              UNITED STATES - 6.98%
  8,470,652   State Street Navigator Securities
              Lending Prime Portfolio (I)                          $   8,470,652
                                                                   -------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $8,470,652)                                        8,470,652
                                                                   -------------
TOTAL INVESTMENTS - 130.62%
(Cost $151,335,935**)                                                158,639,385
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - (30.62)%                          (37,190,730)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 121,448,655
                                                                   =============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $151,940,574.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PLC  Public Limited Company.

SDR  Swedish Depositary Receipt.

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

OTHER INFORMATION:

Industry Concentration

                                   % of Net Assets
                                   ---------------
Commercial Banks                         10.7%
Pharmaceuticals                           7.7%
Oil, Gas & Consumable Fuels               6.3%
Food Products                             4.9%
Tobacco                                   4.6%
Insurance                                 4.5%
Beverages                                 4.3%
Wireless Telecommunication
   Services                               4.3%
Net Other Assets & Liabilities            4.2%
Diversified Telecommunication
   Services                               3.4%
Communications Equipment                  2.8%
Gas Utilities                             2.8%
Air Freight & Logistics                   2.7%
Electric Utilities                        2.7%
Automobiles                               2.6%
Electronic Equipment &
   Instruments                            2.4%
Diversified Financial Services            2.4%
Electrical Equipment                      2.2%
Aerospace & Defense                       2.1%
Real Estate Management &
   Development                            1.9%
Capital Markets                           1.6%
Metals & Mining                           1.6%
Household Products                        1.5%
Textiles, Apparel & Luxury Goods          1.4%
Food & Staples Retailing                  1.4%
Media                                     1.3%

                                   % of Net Assets
                                   ---------------
Construction Materials                    1.3%
Chemicals                                 1.2%
Road & Rail                               1.1%
Auto Components                           1.1%
Hotels, Restaurants & Leisure             1.0%
Office Electronics                        0.7%
Machinery                                 0.7%
Commercial Services & Supplies            0.6%
IT Services                               0.5%
Construction & Engineering                0.4%
Household Durables                        0.4%
Personal Products                         0.4%
Semiconductors & Semiconductor
   Equipment                              0.3%
Health Care Equipment & Supplies          0.3%
Energy Equipment & Services               0.2%
Paper & Forest Products                   0.2%
Building Products                         0.2%
Industrial Conglomerates                  0.2%
Distributors                              0.2%
Transportation Infrastructure             0.2%
Marine                                    0.1%
Software                                  0.1%
Health Care Technology                    0.1%
Leisure Equipment & Products              0.1%
Computers & Peripherals                   0.1%
Specialty Retail*                         0.0%
Multiline Retail*                         0.0%
                                        -----
                                        100.0%
                                        =====

*    Rounds to 0.0%

The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

GENERAL INFORMATION

The MEMBERS Mutual Funds (the "Trust") is a diversified, open-end, management investment company consisting of separate investment portfolios or funds (individually, a "fund," and collectively, the "Funds") each of which has a different investment objective and policies. Each fund is a diversified, open-end management investment company, commonly known as a mutual fund. The funds currently available are the Cash Reserves, Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth and International Stock Funds (collectively, the "Core Funds"), and the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (collectively, the "Target Allocation Funds").

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund, collectively, the "Funds," in the preparation of its financial statements.

PORTFOLIO VALUATION: Securities and other investments are valued as follows:
Equity securities and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or listed and traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of 3:00 p.m. Central Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Since the assets of the Target Allocation Funds consist primarily of shares of the underlying funds, the NAV of each Target Allocation Fund is determined based on the NAVs of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange on which the contracts are primarily traded. The Funds' Securities Valuation Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values using the current exchange rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or in MEMBERS Capital Advisors' (the "Investment Adviser") opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation Funds will only invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of the Allocation Funds. However, an underlying fund may need to "fair' value one or more of its investments, which may, in turn, require a Target Allocation Fund to do the same because of delays in obtaining the underlying fund's NAV.

A fund's investments (or underlying fund) will be valued at fair value if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated at 3:00 p.m. Central Time. Significant events may include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; depositary receipts; currency spot or forward markets that trade after pricing of foreign exchange; and other derivative securities traded after the close such as WEBs and SPDRs. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

REPURCHASE AGREEMENTS: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of January 31, 2008, none of the funds had open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds' custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

FOREIGN CURRENCY TRANSACTIONS: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

Each fund, except the Cash Reserve Fund, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. The Cash Reserves Fund can only invest in U.S. dollar-denominated foreign market securities.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: Each fund, except the Cash Reserves Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. As of January 31, 2008, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

FUTURES CONTRACTS: Each fund, except the Cash Reserves Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The Funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates in cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. As of January 31, 2008, none of the funds had open futures contracts.

DELAYED DELIVERY SECURITIES: Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of January 31, 2008, the Bond and Diversified Income Funds entered into such transactions, the market value of which are identified in each fund's Portfolio of Investments.

NEW ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As required, FIN 48 was adopted effective April 30, 2007 for the Small Cap Value and Small Cap Growth Funds as these funds commenced operations after the effective date of FIN 48. No material uncertain tax positions existed at the time of adoption or as of January 31, 2008. Consequently, the Small Cap Value and Small Cap Growth Funds have not recorded any liabilities for material unrecognized tax benefits as of January 31, 2008. It is the funds' policy to recognize accrued interest and penalties related to uncertain tax benefits in

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

income taxes, as appropriate. All Funds other than Small Cap Value and Small Cap Growth are required to adopt FIN 48 on April 30, 2008, and apply it to all open tax years as of the date of effectiveness. Management is currently evaluating the application of FIN 48 to these Funds and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

FASB also issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands financial statement disclosures about fair value measurements. Management is currently evaluating the application of FAS 157 to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

2. FOREIGN SECURITIES

Each fund may invest in foreign securities, however, the Cash Reserves Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Swedish Depositary Receipts ("SDRs") and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

3. SECURITIES LENDING

Each fund, except the Cash Reserves, Small Cap Value, Small Cap Growth, and Target Allocation Funds, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At January 31, 2008, cash collateral received for Funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally, the Bond, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth and International Stock Funds received non-cash collateral, which they are not permitted to sell or repledge, in the amounts of $424,865, $1,628,777, $910,607, $1,615,150, $1,339,434, $624,483 and
$14,683, respectively. The value of all cash collateral is included within the Portfolio of Investments. The value of securities on loan at January 31, 2008 is as follows:

FUND                 VALUE OF SECURITIES ON LOAN
----                 ---------------------------
Bond                         $33,453,571
High Income                   14,653,803
Diversified Income            19,664,193
Large Cap Value               15,367,917

FUND                  VALUE OF SECURITIES ON LOAN
----                  ---------------------------
Large Cap Growth              $22,018,927
Mid Cap Value                  19,262,763
Mid Cap Growth                 14,950,360
International Stock             8,074,263

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

4. TAX INFORMATION

At January 31, 2008, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                      APPRECIATION   DEPRECIATION       NET
----                      ------------   ------------   ----------
Conservative Allocation    $   121,465     ($443,565)    ($322,100)
Moderate Allocation             79,600    (2,870,771)   (2,791,171)
Aggressive Allocation           46,126    (1,555,244)   (1,509,118)
Bond                         3,850,470    (1,257,898)    2,592,572
High Income                    223,001    (2,915,029)   (2,692,028)
Diversified Income           6,740,929    (4,919,398)    1,821,531
Large Cap Value             27,957,167    (9,904,405)   18,052,762
Large Cap Growth             9,373,411    (8,435,643)      937,768
Mid Cap Value                3,660,368    (5,185,664)   (1,525,296)
Mid Cap Growth               2,203,198    (6,070,841)   (3,867,643)
Small Cap Value                747,565    (3,112,657)   (2,365,092)
Small Cap Growth               900,787    (2,619,095)   (1,718,308)
International Stock         10,839,563    (4,140,752)    6,698,811

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

5. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund and International Stock Fund enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Target Allocation Funds are structured as fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

The Target Allocation Funds are also subject to asset allocation risk and manager risk, Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective. Manager risk (ie., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class underperform their peers.

6. AFFILIATED COMPANY TRANSACTIONS

The Target Allocation Funds invest in underlying funds, of which certain underlying funds (the "affiliated underlying funds"), may be deemed to be under common control because of the same Board of Trustees. A summary of the transactions with each affiliated underlying fund during the three-month period ended January 31, 2008 follows:

                                Balance of
                               Shares Held                          Balance of
                                    at         Gross      Gross    Shares Held      Value at      Realized    Distributions
   Fund/Underlying Fund         10/31/2007   Additions    Sales   at 01/31/2008    01/31/2008   Gain (Loss)    Received(2)
--------------------------     -----------   ---------   ------   -------------   -----------   -----------   -------------
CONSERVATIVE ALLOCATION FUND
MEMBERS Bond Fund
Class Y                          233,009       93,208    18,247      307,970      $ 3,076,617     $ 1,147        $ 27,089
MEMBERS High Income
Fund Class Y                     125,542      199,609     8,429      316,722        2,194,886      (2,049)         23,203
MEMBERS International
Stock Fund Class Y                60,311      120,625     7,229      173,707        2,204,339       6,939         168,190
MEMBERS Large Cap
Growth Fund Class Y(1)           132,226       83,843    14,029      202,040        3,105,354      25,019              --
MEMBERS Large Cap
Value Fund Class Y                97,986       44,243     6,894      135,335        2,021,912       1,173          35,972
MEMBERS Mid Cap
Growth Fund Class Y               95,269       51,713     6,567      140,415          893,040       3,317           5,224
                                                                                  -----------     -------        --------
   TOTALS                                                                         $13,496,148     $35,546        $259,678

(1)  Non-income producing.

(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                Balance of
                               Shares Held                           Balance of
                                    at         Gross      Gross     Shares Held      Value at      Realized    Distributions
   Fund/Underlying Fund         10/31/2007   Additions    Sales    at 01/31/2008    01/31/2008   Gain (Loss)    Received(2)
--------------------------     -----------   ---------   -------   -------------   -----------   -----------   -------------
MODERATE ALLOCATION FUND
MEMBERS Bond Fund
Class Y                          757,733       99,036    109,019      747,750      $ 7,470,027    $   9,681      $   88,554
MEMBERS High Income
Fund Class Y                     676,118       96,907    232,775      540,250        3,743,930      (96,536)        101,861
MEMBERS International
Stock Fund Class Y               570,270      586,618    330,782      826,106       10,483,279      246,408         794,701
MEMBERS Large Cap
Growth Fund Class Y(1)           502,938      223,057     39,544      686,451       10,550,750       66,355              --
MEMBERS Large Cap
Value Fund Class Y               485,037       66,572    280,637      270,972        4,048,326     (205,780)        170,570
MEMBERS Mid Cap
Growth Fund Class Y              770,538      103,416    154,556      719,398        4,575,374        7,890          41,620
MEMBERS Mid Cap
Value Fund Class Y               236,163       60,007    284,245       11,925          133,683     (732,670)        356,854
MEMBERS Small Cap
Growth Fund Class Y              313,907       43,628     38,717      318,818        3,012,832      (22,663)         41,969
MEMBERS Small Cap
Value Fund Class Y               238,886       58,521     12,344      285,063        2,582,673      (15,288)         68,796
                                                                                   -----------    ---------      ----------
   TOTALS                                                                          $46,600,874    ($742,603)     $1,664,925

AGGRESSIVE ALLOCATION FUND
MEMBERS International
Stock Fund Class Y               373,202      137,823    216,987      294,038      $ 3,731,340    $ 152,283      $  517,554
MEMBERS Large Cap
Growth Fund Class Y(1)           212,775       61,263     14,069      259,969        3,995,724       25,190              --
MEMBERS Large Cap
Value Fund Class Y               209,586       32,528    156,426       85,688        1,280,183     (137,616)         72,606
MEMBERS Mid Cap
Growth Fund Class Y              359,897       72,644     35,946      396,595        2,522,347        7,694          19,760
MEMBERS Mid Cap
Value Fund Class Y               149,533       42,490    180,676       11,347          127,202     (451,232)        222,424
MEMBERS Small Cap
Growth Fund Class Y              166,322       28,703     10,244      184,781        1,746,182       (7,956)         21,930
MEMBERS Small Cap
Value Fund Class Y               168,833       43,038     12,036      199,835        1,810,509      (13,414)         47,155
                                                                                   -----------    ---------      ----------
   TOTALS                                                                          $15,213,487    ($425,051)     $  901,429

(1)  Non-income producing

(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

OTHER INFORMATION (UNAUDITED)

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds' website at www.membersfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the Funds' website at www.membersfunds.com and on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS

The Funds' annual and semiannual reports provide additional information about the Funds' investments. The reports contain a discussion of the market conditions and investment strategies that significantly affect each fund's performance during the last fiscal year (other than the Cash Reserves Fund), and financial statements for the Funds. The reports are available to shareholders at no cost on the Funds' website at www.membersfunds.com or the SEC's website at www.sec.gov, or by calling 1-800-877-6089.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act pursuant to Section 302 of the Sarbanes Oxley Act of 2002, are filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS MUTUAL FUNDS


BY: /s/ David P. Marks
    ---------------------------------
    David P. Marks
    President

DATE: March 24, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY: /s/ David P. Marks
    ---------------------------------
    David P. Marks
    President, MEMBERS Mutual Funds

DATE: March 24, 2008


BY: /s/ Mary E. Hoffmann
    ---------------------------------
    Mary E. Hoffmann
    Treasurer, MEMBERS Mutual Funds

DATE: March 24, 2008

                                  EXHIBIT LIST

Exhibit 99.1   David P. Marks' Certification

Exhibit 99.2   Mary E. Hoffmann's Certification